PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 22.9%

COMMUNICATION SERVICES - 2.2%
Alphabet, Inc. - Class A	66,923	$12,190,025
ATN International, Inc.	2,943	67,100
Eventbrite, Inc. - Class A(a)	5,700	27,588
Integral Ad Science Holding Corp.(a)	5,582	54,257
John Wiley & Sons, Inc. - Class A	9,436	384,045
Madison Square Garden Sports Corp.(a)	2,040	383,785
Meta Platforms, Inc. - Class A	5,441	2,743,461
Netflix, Inc.(a)	1,450	978,576
Playstudios, Inc.(a)	4,700	9,729
PubMatic, Inc. - Class A(a)	1,000	20,310
Scholastic Corp.	11,483	407,302
TripAdvisor, Inc.(a)	34,255	610,082
Walt Disney Co.	45,505	4,518,192
Yelp, Inc.(a)	15,959	589,685
ZipRecruiter, Inc. - Class A(a)	8,546	77,683
Total Communication Services		23,061,820

CONSUMER DISCRETIONARY - 2.9%
Advance Auto Parts, Inc.	11,456	725,508
Amazon.com, Inc.(a)	57,259	11,065,302
American Axle & Manufacturing Holdings, Inc.(a)	56,241	393,125
Cavco Industries, Inc.(a)	1,698	587,797
Chegg, Inc.(a)	25,976	82,084
Dana, Inc.	30,669	371,708
DoorDash, Inc. - Class A(a)	20,480	2,227,814
Expedia Group, Inc.(a)	5,715	720,033
Foot Locker, Inc.	19,367	482,626
General Motors Co.	21,042	977,611
GoPro, Inc. - Class A(a)	20,812	29,553
Green Brick Partners, Inc.(a)	4,359	249,509
Home Depot, Inc. (The)	4,400	1,514,656
iRobot Corp.(a)	19,553	178,128
Marriott International, Inc. - Class A	5,102	1,233,511
MasterCraft Boat Holdings, Inc.(a)	2,905	54,846
Meritage Homes Corp.	5,896	954,268
Movado Group, Inc.	5,696	141,603
O'Reilly Automotive, Inc.(a)	5,289	5,585,501
Phinia, Inc.	20,830	819,869
Sleep Number Corp.(a)	15,994	153,063
Sonic Automotive, Inc. - Class A	8,675	472,527
Sonos, Inc.(a)	39,234	579,094
Stride, Inc.(a)	1,023	72,121
Superior Group of Cos., Inc.	1,165	22,030
Tri Pointe Homes, Inc.(a)	21,872	814,732
Universal Electronics, Inc.(a)	1,484	17,244
Worthington Enterprises, Inc.	5,767	272,952
Total Consumer Discretionary		30,798,815

CONSUMER STAPLES - 0.9%
Andersons, Inc. (The)	10,029	497,438
Beauty Health Co.(a)	7,200	13,824
Calavo Growers, Inc.	8,548	194,039

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

CONSUMER STAPLES (continued)
Central Garden & Pet Co. - Class A(a)	1,600	$52,848
Coca-Cola Consolidated, Inc.	1,070	1,160,950
Costco Wholesale Corp.	2,496	2,121,575
Darling Ingredients, Inc.(a)	31,598	1,161,226
Estee Lauder Cos., Inc. (The) - Class A	28,374	3,018,994
Fresh Del Monte Produce, Inc.	1,322	28,886
Maplebear, Inc.(a)	2,020	64,923
Medifast, Inc.	4,885	106,591
SpartanNash Co.	12,297	230,692
United Natural Foods, Inc.(a)	5,089	66,666
USANA Health Sciences, Inc.(a)	4,002	181,050
Vector Group Ltd.	43,682	461,719
WK Kellogg Co.	22,168	364,885
Total Consumer Staples		9,726,306

ENERGY - 0.8%
Antero Resources Corp.(a)	108,305	3,533,992
California Resources Corp.	782	41,618
CVR Energy, Inc.	11,275	301,832
Halliburton Co.	34,603	1,168,889
Helix Energy Solutions Group, Inc.(a)	21,645	258,441
Kosmos Energy Ltd.(a)	412,695	2,286,330
Magnolia Oil & Gas Corp. - Class A	29,543	748,620
Par Pacific Holdings, Inc.(a)	14,581	368,170
World Kinect Corp.	13,438	346,701
Total Energy		9,054,593

FINANCIALS - 3.6%
Ameriprise Financial, Inc.	3,688	1,575,477
AMERISAFE, Inc.	1,601	70,268
Bank of America Corp.	38,146	1,517,066
BankUnited, Inc.	19,692	576,385
Berkshire Hathaway, Inc. - Class B(a)	10,600	4,312,080
Berkshire Hills Bancorp, Inc.	15,621	356,159
Bread Financial Holdings, Inc.	10,445	465,429
Brightsphere Investment Group, Inc.	8,909	197,513
Chubb Ltd.	5,539	1,412,888
Customers Bancorp, Inc.(a)	6,303	302,418
Donegal Group, Inc. - Class A	1,049	13,511
Donnelley Financial Solutions, Inc.(a)	7,909	471,535
Employers Holdings, Inc.	9,503	405,113
Enova International, Inc.(a)	2,041	127,052
EZCORP, Inc. - Class A(a)	37,017	387,568
FB Financial Corp.	4,383	171,068
First BanCorp/Puerto Rico	25,087	458,841
Green Dot Corp. - Class A(a)	20,439	193,149
Hanmi Financial Corp.	3,188	53,303
Hilltop Holdings, Inc.	13,559	424,125
Horace Mann Educators Corp.	7,718	251,761
Intercontinental Exchange, Inc.	42,422	5,807,148
Jackson Financial, Inc. - Class A	8,692	645,468
JPMorgan Chase & Co.	39,880	8,066,129
Kinsale Capital Group, Inc.	9,340	3,598,515

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

FINANCIALS (continued)
LendingTree, Inc.(a)	6,203	$257,983
Lincoln National Corp.	17,190	534,609
Mercury General Corp.	9,180	487,825
Mr Cooper Group, Inc.(a)	9,986	811,163
NCR Atleos Corp.(a)	12,160	328,563
Northfield Bancorp, Inc.	8,557	81,120
OFG Bancorp	2,687	100,628
Payoneer Global, Inc.(a)	71,114	393,972
PRA Group, Inc.(a)	15,242	299,658
Primis Financial Corp.	591	6,194
ProAssurance Corp.(a)	19,412	237,215
PROG Holdings, Inc.	5,056	175,342
Safety Insurance Group, Inc.	2,974	223,139
Stewart Information Services Corp.	8,971	556,920
StoneX Group, Inc.(a)	6,561	494,109
Tompkins Financial Corp.	459	22,445
Trustmark Corp.	7,981	239,749
United Fire Group, Inc.	4,864	104,527
Visa, Inc. - Class A	5,779	1,516,814
Total Financials		38,731,944

HEALTH CARE - 2.6%
ACELYRIN, Inc.(a)	9,518	41,974
Adaptive Biotechnologies Corp.(a)	84,314	305,217
Addus HomeCare Corp.(a)	1,251	145,254
Alector, Inc.(a)	22,953	104,207
American Well Corp. - Class A(a)	43,333	14,075
Amphastar Pharmaceuticals, Inc.(a)	10,236	409,440
Becton Dickinson & Co.	4,227	987,892
Biote Corp.(a)	3,074	22,963
Bio-Techne Corp.	16,637	1,192,041
Boston Scientific Corp.(a)	11,543	888,926
Catalyst Pharmaceuticals, Inc.(a)	29,227	452,726
Cigna Group (The)	4,160	1,375,171
Corcept Therapeutics, Inc.(a)	6,766	219,827
Danaher Corp.	13,895	3,471,666
Dexcom, Inc.(a)	35,385	4,011,951
Eli Lilly & Co.	1,470	1,330,909
Embecta Corp.	22,813	285,162
Enanta Pharmaceuticals, Inc.(a)	86	1,115
FibroGen, Inc.(a)	10,015	8,936
Guardant Health, Inc.(a)	22,931	662,247
Harmony Biosciences Holdings, Inc.(a)	9,592	289,391
HealthStream, Inc.	11,463	319,818
Ironwood Pharmaceuticals, Inc.(a)	61,978	404,097
Nektar Therapeutics(a)	17,000	21,080
OraSure Technologies, Inc.(a)	4,735	20,171
Personalis, Inc.(a)	5,100	5,967
Phibro Animal Health Corp. - Class A	9,405	157,722
Poseida Therapeutics, Inc.(a)	5,200	15,184
PTC Therapeutics, Inc.(a)	6,462	197,608
REGENXBIO, Inc.(a)	3,989	46,671
Rigel Pharmaceuticals, Inc.(a)	3,240	26,635

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

HEALTH CARE (continued)
Sage Therapeutics, Inc.(a)	9,479	$102,942
Sarepta Therapeutics, Inc.(a)	497	78,526
Semler Scientific, Inc.(a)	1,906	65,566
Sutro Biopharma, Inc.(a)	12,000	35,160
Tandem Diabetes Care, Inc.(a)	14,044	565,833
Thermo Fisher Scientific, Inc.	2,074	1,146,922
Travere Therapeutics, Inc.(a)	6,857	56,365
Vanda Pharmaceuticals, Inc.(a)	28,387	160,387
Veradigm, Inc.(a)	8,122	77,159
Vertex Pharmaceuticals, Inc.(a)	2,525	1,183,518
Vir Biotechnology, Inc.(a)	5,850	52,065
Xencor, Inc.(a)	9,999	189,281
Zimvie, Inc.(a)	1,907	34,803
Zoetis, Inc.	35,486	6,151,853
Total Health Care		27,336,423

INDUSTRIALS - 2.2%
Alamo Group, Inc.	1,706	295,138
AMETEK, Inc.	10,323	1,720,947
Apogee Enterprises, Inc.	12,219	767,781
ArcBest Corp.	6,015	644,086
Argan, Inc.	499	36,507
Astec Industries, Inc.	6,392	189,587
Atmus Filtration Technologies, Inc.(a)	3,882	111,724
Barnes Group, Inc.	11,013	456,048
Boise Cascade Co.	6,612	788,283
Chart Industries, Inc.(a)	5,274	761,249
DNOW, Inc.(a)	11,138	152,925
Enviri Corp.(a)	8,728	75,323
GMS, Inc.(a)	8,517	686,555
Heartland Express, Inc.	19,236	237,180
Heidrick & Struggles International, Inc.	13,859	437,667
Honeywell International, Inc.	5,098	1,088,627
Hub Group, Inc. - Class A	1,818	78,265
Hyster-Yale Materials Handling, Inc.	1,333	92,950
Insteel Industries, Inc.	5,032	155,791
Interface, Inc.	21,259	312,082
Kelly Services, Inc. - Class A	8,795	188,301
Korn Ferry	9,980	670,057
Leonardo DRS, Inc.(a)	994	25,357
Lyft, Inc. - Class A(a)	22,812	321,649
Mistras Group, Inc.(a)	1,976	16,381
Norfolk Southern Corp.	6,090	1,307,462
Powell Industries, Inc.	3,651	523,553
Proto Labs, Inc.(a)	8,047	248,572
Resources Connection, Inc.	16,494	182,094
REV Group, Inc.	3,320	82,635
RXO, Inc.(a)	27,662	723,361
Saia, Inc.(a)	8,025	3,806,177
Shyft Group, Inc.	9,643	114,366
SkyWest, Inc.(a)	5,660	464,516
Spirit AeroSystems Holdings, Inc. - Class A(a)	15,500	509,485
TaskUS, Inc. - Class A(a)	2,485	33,075

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

INDUSTRIALS (continued)
Trane Technologies PLC	4,965	$1,633,138
Trinity Industries, Inc.	6,716	200,943
TrueBlue, Inc.(a)	17,714	182,454
Union Pacific Corp.	10,150	2,296,539
Vestis Corp.	28,363	346,880
Viad Corp.(a)	5,167	175,678
WESCO International, Inc.	359	56,909
Total Industrials		23,198,297

INFORMATION TECHNOLOGY - 6.2%
A10 Networks, Inc.	37,183	514,985
Adeia, Inc.	25,722	287,701
ADTRAN Holdings, Inc.	2,555	13,439
Alpha & Omega Semiconductor Ltd.(a)	2,620	97,909
Amphenol Corp. - Class A	12,101	815,244
Apple, Inc.	23,331	4,913,975
Applied Materials, Inc.	6,544	1,544,319
Box, Inc. - Class A(a)	29,072	768,664
Broadcom, Inc.	1,740	2,793,622
Climb Global Solutions, Inc.	250	15,702
Comtech Telecommunications Corp.(a)	3,300	9,999
Confluent, Inc. - Class A(a)	920	27,168
Couchbase, Inc.(a)	1,652	30,166
DigitalOcean Holdings, Inc.(a)	12,780	444,105
Domo, Inc. - Class B(a)	9,949	76,806
DoubleVerify Holdings, Inc.(a)	26,672	519,304
Dropbox, Inc. - Class A(a)	16,725	375,811
DXC Technology Co.(a)	28,757	548,971
DZS, Inc.(a)	2,372	2,775
eGain Corp.(a)	4,417	27,871
Expensify, Inc. - Class A(a)	20,941	31,202
FARO Technologies, Inc.(a)	218	3,488
Intuit, Inc.	6,155	4,045,128
MaxLinear, Inc.(a)	24,238	488,153
MeridianLink, Inc.(a)	4,869	104,002
Microchip Technology, Inc.	7,015	641,872
Microsoft Corp.	32,821	14,669,346
Monolithic Power Systems, Inc.	8,025	6,593,982
N-able, Inc./US(a)	22,866	348,249
Nutanix, Inc. - Class A(a)	1,530	86,980
NVIDIA Corp.	108,741	13,433,863
ON Semiconductor Corp.(a)	63,095	4,325,162
ON24, Inc.(a)	2,692	16,179
Oracle Corp.	7,130	1,006,756
PC Connection, Inc.	1,479	94,952
Procore Technologies, Inc.(a)	2,091	138,654
ScanSource, Inc.(a)	16,790	743,965
SentinelOne, Inc. - Class A(a)	1,616	34,017
ServiceNow, Inc.(a)	5,615	4,417,152
SMART Global Holdings, Inc.(a)	21,449	490,539
Synopsys, Inc.(a)	1,748	1,040,165
Viavi Solutions, Inc.(a)	3,775	25,934
Xperi, Inc.(a)	24,351	199,922

See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

INFORMATION TECHNOLOGY (continued)
Yext, Inc.(a)	5,400	$28,890
Total Information Technology		66,837,088

MATERIALS - 1.0%
AdvanSix, Inc.	2,020	46,298
Avery Dennison Corp.	6,477	1,416,196
Clearwater Paper Corp.(a)	745	36,110
Corteva, Inc.	66,035	3,561,928
Louisiana-Pacific Corp.	1,768	145,559
Mercer International, Inc.	14,322	122,310
Olympic Steel, Inc.	2,466	110,551
Sherwin-Williams Co. (The)	11,190	3,339,432
SunCoke Energy, Inc.	17,402	170,540
Sylvamo Corp.	8,134	557,992
Warrior Met Coal, Inc.	9,350	586,899
Worthington Steel, Inc.	7,110	237,190
Total Materials		10,331,005

REAL ESTATE - 0.3%
Acadia Realty Trust	24,565	440,205
Alexandria Real Estate Equities, Inc.	5,017	586,838
Armada Hoffler Properties, Inc.	7,556	83,796
Chatham Lodging Trust	30,053	256,052
Community Healthcare Trust, Inc.	1,264	29,565
Compass, Inc. - Class A(a)	11,321	40,756
Easterly Government Properties, Inc.	28,800	356,256
Forestar Group, Inc.(a)	7,578	242,420
Prologis, Inc.	5,621	631,295
Redfin Corp.(a)	12,043	72,378
Sunstone Hotel Investors, Inc.	15,601	163,186
Xenia Hotels & Resorts, Inc.	29,715	425,816
Total Real Estate		3,328,563

UTILITIES - 0.2%
American Water Works Co., Inc.	5,080	656,133
Chesapeake Utilities Corp.	1,790	190,098
Montauk Renewables, Inc.(a)	421	2,400
NextEra Energy, Inc.	15,782	1,117,523
Northwest Natural Holding Co.	8,861	319,971
Total Utilities		2,286,125
TOTAL COMMON STOCKS (Cost: $205,835,028)		244,690,979

EXCHANGE-TRADED FUNDS - 76.2%
Schwab US Large-Cap ETF(b) (Cost: $790,466,939)	12,693,676	815,568,683

SHORT-TERM INVESTMENTS - 0.7%
BlackRock Liquidity FedFund – Institutional Class, 5.21%(c) (Cost: $7,487,965)	7,487,965	$7,487,965

TOTAL INVESTMENTS - 99.8% (Cost: $1,003,789,932)		1,067,747,627
OTHER ASSETS AND LIABILITIES, NET - 0.2%		1,621,606
NET ASSETS - 100.0%		$1,069,369,233
See Notes to Schedule of Investments.

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments (unaudited) (concluded)
June 30, 2024

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the annualized seven-day yield at June 30, 2024.
ETF	Exchange-Traded Fund

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$244,690,979	$–	$–	$244,690,979
Exchange-Traded Funds	815,568,683	–	–	815,568,683
Money Market Funds	7,487,965	–	–	7,487,965
Total Investments*	$1,067,747,627	$–	$–	$1,067,747,627

* See Schedule of Investments for additional detailed categorizations.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS - 52.9%

AUSTRALIA - 1.1%
Ampol Ltd.	18,355	$394,916
ANZ Group Holdings Ltd.	22,985	432,814
Aristocrat Leisure Ltd.	30,497	1,008,356
Atlassian Corp. - Class A(a)	21,714	3,840,772
BlueScope Steel Ltd.	46,164	628,721
Cochlear Ltd.	2,976	657,191
Codan Ltd.	4,659	37,356
Computershare Ltd.	16,263	285,684
DGL Group Ltd.(a)	20,623	7,703
GR Engineering Services Ltd.	29,714	42,511
Horizon Oil Ltd.	215,936	25,930
Lycopodium Ltd.	1,433	12,204
Macmahon Holdings Ltd.	136,065	26,285
Mount Gibson Iron Ltd.(a)	70,521	19,283
New Hope Corp. Ltd.	5,086	16,530
Northern Star Resources Ltd.	5,085	43,696
oOh!media Ltd.	206,490	185,798
Pro Medicus Ltd.	295	28,013
Ricegrowers Ltd.	2,320	11,723
Santos Ltd.	252,793	1,288,329
Sierra Rutile Holdings Ltd.(a)	3,876	343
Wagners Holding Co., Ltd.(a)	9,659	4,932
Whitehaven Coal Ltd.	51,275	261,306
Total Australia		9,260,396

AUSTRIA - 0.3%
Erste Group Bank AG	32,884	1,557,422
Fabasoft AG	473	9,320
OMV AG	3,758	163,440
Palfinger AG	231	5,482
Raiffeisen Bank International AG	9,646	166,942
RHI Magnesita NV	2,690	117,927
Zumtobel Group AG	1,953	12,968
Total Austria		2,033,501

BELGIUM - 0.0%(b)
Colruyt Group N.V	366	17,476
KBC Group NV	2,136	150,670
Total Belgium		168,146

BERMUDA - 0.5%
Arch Capital Group Ltd.(a)	36,970	3,729,903

BRAZIL - 1.1%
Banco BTG Pactual SA	67,869	374,062
Caixa Seguridade Participacoes S/A	49,120	125,741
Centrais Eletricas Brasileiras SA	37,078	237,985
Embraer SA(a)	41,764	268,361
Energisa SA	26,531	217,038
Equatorial Energia SA	35,015	191,984
Lojas Renner SA	130,854	293,304
NU Holdings Ltd. - Class A(a)	277,290	3,574,268

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

BRAZIL (continued)
Petroleo Brasileiro SA - ADR	77,360	$1,120,946
PRIO SA	69,598	545,942
Raia Drogasil SA	85,575	394,036
Vale SA - ADR	69,469	775,969
WEG SA	56,110	422,976
XP, Inc. - Class A	15,980	281,088
Total Brazil		8,823,700

BRITAIN - 6.1%
3i Group PLC	133,081	5,132,091
4imprint Group PLC	180	13,258
AJ Bell PLC	45,477	218,344
Ashtead Group PLC	31,700	2,112,129
AstraZeneca PLC	53,650	8,363,788
Auto Trader Group PLC(c)	29,587	298,228
BAE Systems PLC	254,040	4,241,806
Barclays PLC - ADR	59,775	640,190
Barclays PLC	1,303,289	3,438,500
BP PLC - ADR	16,138	582,582
Centrica PLC	247,926	421,547
Cerillion PLC	963	19,476
Coca-Cola Europacific Partners PLC	25,300	1,843,611
Compass Group PLC	77,480	2,109,464
Costain Group PLC	35,140	37,537
dotdigital group PLC	46,816	54,733
FDM Group Holdings PLC	41,978	217,511
Ferguson PLC	17,660	3,393,814
Forterra PLC(c)	35,636	71,399
Gamma Communications PLC	1,182	21,025
Global Ship Lease, Inc. - Class A	576	16,583
GSK PLC	63,600	1,225,753
GSK PLC - ADR	12,574	484,099
Haleon PLC	387,500	1,577,465
Howden Joinery Group PLC	21,229	234,560
HSBC Holdings PLC	25,600	224,138
HSBC Holdings PLC	10,102	87,422
Ibstock PLC(c)	41,428	81,147
IntegraFin Holdings PLC	52,876	231,926
Intermediate Capital Group PLC	61,608	1,687,822
Kier Group PLC	21,387	35,740
London Stock Exchange Group PLC	15,548	1,843,004
Mortgage Advice Bureau Holdings Ltd.	15,047	155,565
NatWest Group PLC	54,744	214,734
Odfjell Technology Ltd.	9,968	56,796
Pensionbee Group PLC(a)	8,348	17,446
Record PLC	7,638	6,175
Renold PLC(a)	67,333	49,404
Rentokil Initial PLC	212,300	1,237,873
Rightmove PLC	49,389	333,758
Rio Tinto PLC	47,636	3,135,661
Rolls-Royce Holdings PLC(a)	407,529	2,355,674
Sage Group PLC (The)	18,371	251,975
Shell PLC	25,480	915,682

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

BRITAIN (continued)
Standard Chartered PLC	20,758	$187,035
Unilever PLC	22,900	1,257,518
Victorian Plumbing Group PLC	68,803	80,698
Total Britain		51,216,686

CANADA - 2.0%
ADENTRA, Inc.	1,180	32,147
Algoma Central Corp.	1,500	15,570
Brookfield Corp.	60,000	2,495,523
CAE, Inc.(a)	9,879	183,491
Cameco Corp.	47,300	2,327,227
Canadian Natural Resources Ltd.	65,140	2,320,290
Canadian Pacific Kansas City Ltd.	61,590	4,848,981
Canfor Pulp Products, Inc.(a)	2,421	1,876
CES Energy Solutions Corp.	10,400	58,536
Fortuna Silver Mines, Inc.(a)	1,724	8,431
Jaguar Mining, Inc.(a)	8,100	13,440
Lassonde Industries, Inc. - Class A	200	22,574
Lucara Diamond Corp.(a)	48,000	11,579
Lucero Energy Corp.(a)	45,000	19,736
Magna International, Inc.	23,300	976,589
Martinrea International, Inc.	6,179	51,941
Melcor Developments Ltd.	2,000	16,958
Mullen Group Ltd.	5,366	51,540
Pason Systems, Inc.	11,030	148,593
Softchoice Corp.	2,200	28,142
Thomson Reuters Corp.	2,997	505,199
Waste Connections, Inc.	16,670	2,923,251
Total Canada		17,061,614

CHILE - 0.1%
Antofagasta PLC	14,435	382,769
Banco de Chile	1,290,574	144,013
Banco Santander Chile - ADR	10,222	192,480
Sociedad Quimica y Minera de Chile SA - ADR	5,932	241,729
Total Chile		960,991

CHINA - 3.2%
Alibaba Group Holding Ltd.	141,216	1,269,544
Anhui Gujing Distillery Co., Ltd. - Class B	4,300	63,840
Beijing Roborock Technology Co., Ltd. - Class A	22,285	1,201,272
China Construction Bank Corp. - Class H	846,000	624,821
China Pacific Insurance Group Co., Ltd. - Class H	207,000	504,810
China Petroleum & Chemical Corp. - Class H	1,142,000	739,742
Flat Glass Group Co., Ltd. - Class H	134,000	197,242
Fuyao Glass Industry Group Co., Ltd. - Class H(c)	151,200	874,948
H World Group Ltd. - ADR	15,606	519,992
Haier Smart Home Co., Ltd. - Class H	242,600	810,587
Haitian International Holdings Ltd.	241,314	687,620
Innovent Biologics, Inc.(a)(c)	163,000	768,727
Kanzhun Ltd. - ADR	20,941	393,900
Kinetic Development Group Ltd.	329,182	47,539

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

CHINA (continued)
Lenovo Group Ltd.	492,000	$693,912
Meituan - Class B(a)(c)	121,500	1,721,398
Modern Land China Co., Ltd.(a)	430,000	1,156
Natural Food International Holding Ltd.	174,681	11,632
NetEase, Inc.	36,500	696,865
New Hope Service Holdings Ltd.	71,000	14,653
PICC Property & Casualty Co., Ltd. - Class H	544,000	674,970
Ping An Insurance Group Co. of China Ltd. - Class H	363,500	1,652,863
Shenzhou International Group Holdings Ltd.	58,400	571,439
Tencent Holdings Ltd.	203,700	9,667,801
Tencent Music Entertainment Group - ADR	4,017	56,439
Trip.com Group Ltd. - ADR(a)	32,548	1,529,756
Tsingtao Brewery Co., Ltd. - Class H	80,000	532,986
Yangzijiang Shipbuilding Holdings Ltd.	172,100	311,615
Total China		26,842,069

CURACAO - 0.0%(b)
HAL Trust	1,414	171,073

DENMARK - 2.5%
AP Moller - Maersk A/S - Class B	174	302,037
Carlsberg AS - Class B	11,198	1,340,125
Columbus AS	18,502	25,608
Demant A/S(a)	6,167	266,541
Genmab AS(a)	776	194,604
North Media A/S	743	6,124
Novo Nordisk A/S	123,757	17,679,450
Novo Nordisk AS - ADR	1,083	154,587
Pandora A/S	4,531	680,697
ROCKWOOL A/S - Class B	1,233	499,721
Svitzer Group AS(a)	188	7,007
Total Denmark		21,156,501

FINLAND - 0.0%(b)
Wartsila OYJ Abp	17,049	328,083

FRANCE - 4.3%
AKWEL SADIR	736	8,653
Alten SA	2,038	224,640
Amundi SA(c)	16,300	1,045,931
BNP Paribas SA	11,335	726,347
CBo Territoria	4,714	17,698
Cie de Saint-Gobain SA	20,586	1,594,201
Cie Generale des Etablissements Michelin SCA	43,900	1,693,879
Dassault Aviation SA	2,594	470,059
Elis SA	5,844	127,189
Engie SA	1,413	20,125
Eurazeo SE	5,725	458,164
Gaztransport Et Technigaz SA	6,891	898,110
GL Events SACA	1,089	19,450
Hermes International SCA	381	876,950
HEXAOM SA(a)	756	15,212

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

FRANCE (continued)
Kaufman & Broad SA	1,203	$32,887
Klepierre SA	849	22,749
L'Oreal SA	5,750	2,528,356
LVMH Moet Hennessy Louis Vuitton SE	7,340	5,636,763
Manitou BF SA	530	11,884
NRJ Group	1,377	11,042
Pluxee NV(a)	2,804	78,665
Publicis Groupe SA	1,644	174,253
Rexel SA	22,896	589,038
Safran SA	31,450	6,616,634
Schneider Electric SE	27,621	6,590,475
Sodexo SA	1,922	173,193
TotalEnergies SE	68,048	4,535,336
Vallourec SACA(a)	46,591	729,445
Vicat SACA	495	17,751
Total France		35,945,079

GERMANY - 2.8%
adidas AG	2,228	531,740
Commerzbank AG	2,588	39,310
CTS Eventim AG & Co. KGaA	1,625	135,629
Deutsche Bank AG	21,371	340,914
Deutsche Boerse AG	1,844	376,940
Deutz AG	18,139	116,972
Heidelberg Materials AG	6,044	626,300
HOCHTIEF AG	3,102	352,652
Infineon Technologies AG	79,437	2,918,298
Knorr-Bremse AG	2,373	181,215
Krones AG	336	42,170
KSB SE & Co. KGaA	26	18,938
Leifheit AG	365	6,552
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,583	5,791,904
Nemetschek SE	21,023	2,067,380
Rheinmetall AG	3,318	1,687,877
SAP SE	24,145	4,902,278
Siemens AG	10,752	1,999,755
Symrise AG	10,400	1,273,125
Talanx AG	2,289	182,761
Traton SE	743	24,297
Total Germany		23,617,007

GREECE - 0.1%
Eurobank Ergasias Services and Holdings SA(a)	183,868	398,106
National Bank of Greece SA(a)	51,823	432,222
Piraeus Financial Holdings SA(a)	75,094	274,050
Total Greece		1,104,378

GUERNSEY - 0.0%(b)
Zimplats Holdings Ltd.	503	5,535

HONG KONG - 0.5%
AIA Group Ltd.	238,300	1,615,900

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

HONG KONG (continued)
APT Satellite Holdings Ltd.	94,000	$25,835
Bank of East Asia Ltd. (The)	86,000	109,213
BOC Hong Kong Holdings Ltd.	4,500	13,891
Chen Hsong Holdings	38,098	6,683
China Resources Beer Holdings Co., Ltd.	166,000	556,508
Futu Holdings Ltd. - ADR(a)	3,214	210,854
Jardine Matheson Holdings Ltd.	3,000	106,032
Kerry Logistics Network Ltd.	173,038	166,767
Luk Fook Holdings International Ltd.	22,000	46,751
Orient Overseas International Ltd.	5,500	89,242
PC Partner Group Ltd.	16,000	9,163
Pico Far East Holdings Ltd.	264,607	61,653
Singamas Container Holdings Ltd.	276,253	33,595
SITC International Holdings Co., Ltd.	101,043	273,672
Stella International Holdings Ltd.	52,500	106,556
Techtronic Industries Co., Ltd.	72,000	822,152
VTech Holdings Ltd.	3,200	23,927
Total Hong Kong		4,278,394

HUNGARY - 0.1%
OTP Bank Nyrt	8,637	428,226

INDIA - 1.9%
Axis Bank Ltd. - GDR	24,576	1,864,475
Cipla Ltd. - GDR	39,031	694,752
GAIL India Ltd. - GDR	49,896	788,222
HDFC Bank Ltd. - ADR	9,487	610,299
Hindalco Industries Ltd. - GDR(c)	71,102	591,370
ICICI Bank Ltd. - ADR	176,055	5,072,145
Infosys Ltd. - ADR	115,687	2,154,092
Larsen & Toubro Ltd. - GDR	9,080	386,388
Mahindra & Mahindra Ltd. - GDR	36,731	1,262,720
MakeMyTrip Ltd.(a)	10,425	876,742
Reliance Industries Ltd. - GDR(c)	16,355	1,228,103
Reliance Industries Ltd. - GDR(c)	4,920	367,171
Total India		15,896,479

INDONESIA - 0.5%
Bank Central Asia Tbk PT	5,667,300	3,418,907
Bank Mandiri Persero Tbk PT	1,612,700	602,244
Bumitama Agri Ltd.	37,500	19,497
Sarana Menara Nusantara Tbk PT	3,122,762	139,992
Total Indonesia		4,180,640

IRELAND - 1.9%
Accenture PLC - Class A	8,600	2,609,326
CRH PLC	2,730	204,695
Experian PLC	114,299	5,300,459
ICON PLC(a)	17,460	5,473,186
James Hardie Industries PLC(a)	20,646	655,797
PDD Holdings, Inc. - ADR(a)	3,121	414,937
Ryanair Holdings PLC - ADR	8,006	932,219
Total Ireland		15,590,619

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

ISRAEL - 0.5%
Check Point Software Technologies Ltd.(a)	5,101	$841,665
CyberArk Software Ltd.(a)	471	128,781
Monday.com Ltd.(a)	10,764	2,591,540
Nice Ltd. - ADR(a)	1,269	218,230
Nova Ltd.(a)	377	88,418
Teva Pharmaceutical Industries Ltd. - ADR(a)	760	12,350
Wix.com Ltd.(a)	3,559	566,130
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,630	12,869
Total Israel		4,459,983

ITALY - 1.5%
A2A SpA	213,550	423,512
B&C Speakers SpA	508	8,327
BPER Banca SPA	29,355	148,753
Cairo Communication SpA	7,053	15,707
Danieli & C Officine Meccaniche SpA	851	24,208
Emak SpA	21,988	23,776
Ferrari NV	17,929	7,330,418
FinecoBank Banca Fineco SpA	15,886	236,731
FNM SpA	30,414	14,664
Gruppo MutuiOnline SpA	6,426	235,536
Leonardo SpA	38,369	894,342
Orsero SpA	5,184	69,977
Piquadro SpA	1,638	3,717
Powersoft SpA	1,000	17,665
Prysmian SpA	1,259	77,566
UniCredit SpA	84,327	3,142,061
Total Italy		12,666,960

JAPAN - 4.8%
77 Bank Ltd. (The)	2,800	78,116
Ai Holdings Corp.	5,200	77,003
Ajis Co., Ltd.	1,000	15,471
Allied Telesis Holdings KK	15,200	9,266
Avant Group Corp.	2,000	17,196
Brother Industries Ltd.	21,600	382,102
Capcom Co., Ltd.	9,600	181,570
Comture Corp.	1,700	19,404
Creek & River Co., Ltd.	2,000	22,641
CTS Co., Ltd.	4,600	23,184
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	125,276
Dai-Ichi Cutter Kogyo KK	2,800	27,860
Dai-ichi Life Holdings, Inc.	9,500	255,058
Daikin Industries Ltd.	9,500	1,312,353
Densan System Holdings Co., Ltd.	1,400	23,466
Disco Corp.	100	38,317
Eiken Chemical Co., Ltd.	2,500	34,903
Elecom Co., Ltd.	5,500	55,941
ENEOS Holdings, Inc.	42,100	217,124
FANUC Corp.	35,400	971,608
Fast Retailing Co., Ltd.	200	50,739
Freee KK(a)	6,600	99,817
Fujii Sangyo Corp.	600	10,155
Fujimori Kogyo Co., Ltd.	300	7,921

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

JAPAN (continued)
Fujitsu Ltd.	21,000	$329,949
G-7 Holdings, Inc.	2,500	25,695
Gecoss Corp.	3,400	21,533
Gun-Ei Chemical Industry Co., Ltd.	500	10,236
Hanwa Co., Ltd.	1,700	65,298
Higashi Twenty One Co., Ltd.	1,700	13,193
Hitachi Ltd.	21,500	484,642
ID Holdings Corp.	3,400	31,482
Idemitsu Kosan Co., Ltd.	29,300	190,308
IMAGICA GROUP, Inc.	5,500	18,823
Inpex Corp.	5,200	76,788
JAC Recruitment Co., Ltd.	7,200	29,408
Japan Exchange Group, Inc.	1,600	37,508
Japan Post Bank Co., Ltd.	32,000	302,932
Japan Post Holdings Co., Ltd.	49,000	487,016
Japan Post Insurance Co., Ltd.	9,000	175,196
Juroku Financial Group, Inc.	1,900	56,411
Justsystems Corp.	1,100	20,640
Kanamoto Co., Ltd.	900	16,642
Kao Corp.	4,500	182,843
KAWADA TECHNOLOGIES, Inc.	2,700	46,506
KDDI Corp.	44,900	1,189,860
Kenko Mayonnaise Co., Ltd.	2,600	32,613
Keyence Corp.	5,400	2,382,347
Kimura Unity Co., Ltd.	1,700	18,524
Koike Sanso Kogyo Co., Ltd.	1,200	46,666
Kokuyo Co., Ltd.	3,900	65,498
Konami Group Corp.	3,200	231,993
Konoike Transport Co., Ltd.	1,200	17,898
Kubota Corp.	58,600	823,357
Kuriyama Holdings Corp.	900	6,969
Kyokuto Securities Co., Ltd.	3,400	31,160
Kyosan Electric Manufacturing Co., Ltd.	7,500	33,773
Makiya Co., Ltd.	1,100	7,282
MarkLines Co., Ltd.	30,900	586,702
Maruzen Showa Unyu Co., Ltd.	900	30,702
Medikit Co., Ltd.	800	14,681
Megachips Corp.	1,300	33,115
MEITEC Group Holdings, Inc.	12,200	246,903
Mercari, Inc.(a)	9,700	119,877
Mitani Sangyo Co., Ltd.	6,600	15,492
Mitsubishi Corp.	71,441	1,405,142
Mitsubishi Electric Corp.	15,100	241,386
Mitsubishi Kakoki Kaisha Ltd.	800	21,459
MS&AD Insurance Group Holdings, Inc.	17,100	381,965
Murakami Corp.	500	15,669
NEC Corp.	6,900	564,216
Nicca Chemical Co., Ltd.	6,300	41,508
NIDEC Corp.	14,000	632,785
Nihon Trim Co., Ltd.	2,500	53,554
Nintendo Co., Ltd.	45,700	2,441,794
Nippon Shinyaku Co., Ltd.	7,000	141,407
Nissan Motor Co., Ltd.	77,700	264,984
Nissin Corp.	1,100	32,647

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

JAPAN (continued)
Nisso Holdings Co., Ltd.	2,600	$13,710
NS Tool Co., Ltd.	1,900	11,873
Obic Co., Ltd.	300	38,742
OIE Sangyo Co., Ltd.	800	11,053
Oiles Corp.	2,800	40,728
Optim Corp.(a)	3,700	16,214
Osaki Electric Co., Ltd.	3,700	16,179
Otsuka Corp.	11,200	215,963
Otsuka Holdings Co., Ltd.	25,900	1,092,165
Pan Pacific International Holdings Corp.	85,500	2,006,188
PR Times Corp.(a)	1,400	16,655
Recruit Holdings Co., Ltd.	79,000	4,251,682
Ricoh Co., Ltd.	39,100	335,868
Ryohin Keikaku Co., Ltd.	800	13,325
Sakata INX Corp.	1,400	15,765
Santen Pharmaceutical Co., Ltd.	26,000	265,392
SCREEN Holdings Co., Ltd.	4,800	437,240
Seed Co., Ltd.	7,400	25,720
Seiko Epson Corp.	6,300	97,772
Sekisui Kasei Co., Ltd.	5,400	15,685
Shofu, Inc.	700	20,296
SMS Co., Ltd.	900	11,381
Sompo Holdings, Inc.	170,800	3,649,496
Sony Group Corp.	50,800	4,316,576
St-Care Holding Corp.	2,300	12,511
Subaru Corp.	7,800	166,139
Sugimoto & Co., Ltd.	800	12,160
Sun*, Inc.(a)	2,100	11,197
Suzuken Co., Ltd.	10,300	312,754
Suzuki Co., Ltd.	3,200	28,232
Taiko Bank Ltd.	1,500	15,678
Takaoka Toko Co., Ltd.	2,900	36,512
Techno Medica Co., Ltd.	400	4,464
TIS, Inc.	2,000	38,683
Toho Holdings Co., Ltd.	2,600	67,912
Tohoku Electric Power Co., Inc.	1,200	10,805
Tokio Marine Holdings, Inc.	11,200	420,399
Tokyo Electron Ltd.	10,600	2,327,729
Tokyo Seimitsu Co., Ltd.	3,700	281,085
TOPPAN Holdings, Inc.	4,600	127,325
Topy Industries Ltd.	2,200	34,128
Toshiba TEC Corp.	1,100	23,599
Toyo Kanetsu KK	400	9,790
Trend Micro, Inc.	5,700	231,368
Trinity Industrial Corp.	1,500	11,423
Tsubakimoto Kogyo Co., Ltd.	2,100	29,129
Tsukada Global Holdings, Inc.	7,900	23,942
TYK Corp.	3,500	9,700
Universal Engeisha KK	600	12,688
USS Co., Ltd.	6,000	50,496
Wacom Co., Ltd.	9,500	44,857
Wakou Shokuhin Co., Ltd.	300	12,664
Warabeya Nichiyo Holdings Co., Ltd.	2,800	39,871
WDI Corp.	600	11,891

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

JAPAN (continued)
Yokowo Co., Ltd.	1,000	$13,081
Yorozu Corp.	1,900	13,498
Yushin Precision Equipment Co., Ltd.	5,900	27,648
Yutaka Giken Co., Ltd.	1,400	18,811
Zero Co., Ltd.	600	6,925
Total Japan		40,288,230

JORDAN - 0.0%(b)
Hikma Pharmaceuticals PLC	1,073	25,571

LITHUANIA - 0.1%
Baltic Classifieds Group PLC	127,817	388,045

MACAO - 0.2%
MGM China Holdings Ltd.	889,600	1,384,530

MALAYSIA - 0.1%
CIMB Group Holdings Bhd	191,300	275,254
Frencken Group Ltd.	10,700	12,787
Heineken Malaysia Bhd	51,202	238,987
Total Malaysia		527,028

MEXICO - 0.5%
Corp. Moctezuma SAB de CV	68,690	272,244
Fomento Economico Mexicano SAB de CV - ADR	9,854	1,060,783
Grupo Financiero Banorte SAB de CV	53,530	416,595
Grupo Mexico SAB de CV - Class B	416,132	2,245,225
Wal-Mart de Mexico SAB de CV	148,237	506,331
Total Mexico		4,501,178

NETHERLANDS - 2.8%
ABN AMRO Bank NV(c)	15,571	255,205
Adyen NV(a)(c)	2,520	3,004,476
Akzo Nobel NV	14,900	905,952
Arcadis NV	552	34,921
ASM International NV	6,845	5,213,828
ASML Holding NV	4,787	4,895,809
ASML Holding NV	5,298	5,465,934
Heineken NV	14,200	1,370,642
ING Groep NV	35,424	606,979
Koninklijke BAM Groep NV	46,493	195,222
Koninklijke Philips NV(a)	488	12,271
NN Group NV	9,505	442,122
Wolters Kluwer NV	7,073	1,169,246
Total Netherlands		23,572,607

NEW ZEALAND - 0.0%(b)
Rakon Ltd.	19,302	8,231
Scales Corp. Ltd.	3,335	7,313
SKY Network Television Ltd.	23,673	33,854
Total New Zealand		49,398

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

NORWAY - 0.1%
Bouvet ASA	49,610	$292,525
Cambi ASA	4,755	6,169
Reach Subsea ASA	30,914	23,619
Sparebanken More	2,257	17,869
Telenor ASA	18,694	212,839
Wilh Wilhelmsen Holding ASA - Class B	459	15,899
Wilson ASA(a)	2,111	12,456
Total Norway		581,376

PERU - 0.3%
Credicorp Ltd.	14,538	2,345,416

POLAND - 0.3%
Allegro.eu SA(a)(c)	24,464	228,103
Bank Polska Kasa Opieki SA	12,099	504,560
Grupa Pracuj SA	16,924	261,447
ORLEN SA	33,178	555,392
Powszechna Kasa Oszczednosci Bank Polski SA	37,089	578,619
Powszechny Zaklad Ubezpieczen SA	37,914	483,647
Total Poland		2,611,768

PORTUGAL - 0.0%(b)
Galp Energia SGPS SA	6,101	128,897
Ibersol SGPS SA	4,724	34,501
Total Portugal		163,398

SAUDI ARABIA - 0.1%
Saudi National Bank (The)	81,359	800,233

SINGAPORE - 0.8%
BRC Asia Ltd.	14,800	23,295
DBS Group Holdings Ltd.	81,500	2,147,580
Delfi Ltd.	35,400	22,558
Genting Singapore Ltd.	114,300	72,748
Golden Agri-Resources Ltd.	302,100	60,158
Haw Par Corp. Ltd.	39,900	286,631
HRnetgroup Ltd.	101,100	52,139
iFAST Corp. Ltd.	3,400	18,060
Japfa Ltd.(a)	77,000	19,066
Oversea-Chinese Banking Corp. Ltd.	22,200	236,102
Raffles Medical Group Ltd.	16,900	12,402
Sea Ltd. - ADR(a)	46,234	3,302,032
Sembcorp Industries Ltd.	71,700	253,514
Singapore Airlines Ltd.	79,500	403,589
Singapore Exchange Ltd.	5,300	37,054
Total Singapore		6,946,928

SOUTH AFRICA - 0.3%
Absa Group Ltd.	55,623	484,328
Aspen Pharmacare Holdings Ltd.	32,662	418,877
AVI Ltd.	19,760	102,422
Bid Corp. Ltd.	16,289	379,554
Bidvest Group Ltd.	12,894	201,457
Gold Fields Ltd.	27,679	413,204

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

SOUTH AFRICA (continued)
Shoprite Holdings Ltd.	12,416	$192,914
Total South Africa		2,192,756

SOUTH KOREA - 2.2%
Hyundai Motor Co.	1,304	278,076
KB Financial Group, Inc.	15,148	858,965
Kia Corp.	39,475	3,694,005
NICE Information Service Co., Ltd.	9,929	81,854
S-1 Corp.	3,399	143,161
Samsung Electro-Mechanics Co., Ltd.	3,240	369,618
Samsung Electronics Co., Ltd. - GDR	1,000	1,457,248
Samsung Electronics Co., Ltd.	95,735	5,625,943
Samsung Fire & Marine Insurance Co., Ltd.	1,659	467,980
Samsung SDI Co., Ltd.	1,912	488,878
SK Hynix, Inc.	29,803	5,054,291
Total South Korea		18,520,019

SPAIN - 0.6%
ACS Actividades de Construccion y Servicios SA	1,204	51,898
Banco Bilbao Vizcaya Argentaria SA	49,245	491,284
CaixaBank SA	158,428	838,416
Industria de Diseno Textil SA	65,514	3,237,545
Naturhouse Health SAU	579	1,001
Repsol SA	5,353	84,374
Total Spain		4,704,518

SWEDEN - 0.8%
Assa Abloy AB - Class B	43,900	1,244,130
Atlas Copco AB - Class A	7,108	133,960
BTS Group AB - Class B	3,047	90,848
Nederman Holding AB	1,354	28,701
Nordic Paper Holding AB	5,860	26,924
Nordnet AB publ	8,267	171,375
Skandinaviska Enskilda Banken AB - Class A	30,200	447,346
SKF AB - Class B	3,784	75,505
SkiStar AB	14,523	202,568
Spotify Technology SA(a)	10,552	3,311,112
Telefonaktiebolaget LM Ericsson - ADR	8,442	52,087
Volvo AB - Class B	29,842	765,561
Zinzino AB - Class B	3,183	20,115
Total Sweden		6,570,232

SWITZERLAND - 2.2%
ABB Ltd.	30,527	1,689,915
Alcon, Inc.	20,500	1,823,906
APG SGA SA	86	18,788
BKW AG	2,262	360,742
Cicor Technologies Ltd.(a)	398	23,300
Coca-Cola HBC AG	7,988	271,429
dormakaba Holding AG	52	26,667
DSM-Firmenich AG	10,400	1,171,081
Givaudan SA	170	806,417
Holcim AG	5,199	461,119
Klingelnberg AG	360	7,115
See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value
COMMON STOCKS (continued)

SWITZERLAND (continued)
Logitech International SA	8,769	$843,827
Lonza Group AG	5,595	3,040,628
On Holding AG - Class A(a)	1,495	58,006
Roche Holding AG	13,801	3,829,976
Schindler Holding AG	1,709	428,217
UBS Group AG	108,270	3,169,234
Total Switzerland		18,030,367

TAIWAN - 3.5%
Accton Technology Corp.	42,000	713,437
ASE Technology Holding Co., Ltd.	130,000	670,810
Cathay Financial Holding Co., Ltd.	299,037	544,023
CTBC Financial Holding Co., Ltd.	646,000	753,456
Delta Electronics, Inc.	74,000	879,078
E Ink Holdings, Inc.	79,000	616,074
Hon Hai Precision Industry Co., Ltd.	271,000	1,776,454
Kerry TJ Logistics Co., Ltd.	75,000	93,728
Lumax International Corp. Ltd.	21,900	84,604
MediaTek, Inc.	35,000	1,496,260
Nien Made Enterprise Co., Ltd.	41,000	493,461
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	60,552	10,524,543
Taiwan Semiconductor Manufacturing Co., Ltd.	326,000	9,695,732
Unimicron Technology Corp.	82,000	452,036
Uni-President Enterprises Corp.	142,000	355,417
United Microelectronics Corp.	139,000	240,323
Total Taiwan		29,389,436

TURKEY - 0.0%(b)
Yapi ve Kredi Bankasi AS	206,112	213,552

UNITED ARAB EMIRATES - 0.3%
Aldar Properties PJSC	1,366,209	2,328,493
Emaar Properties PJSC	198,642	443,495
Total United Arab Emirates		2,771,988

UNITED STATES - 1.4%
Aon PLC - Class A	9,400	2,759,652
Coupang, Inc.(a)	134,340	2,814,423
EPAM Systems, Inc.(a)	6,070	1,141,828
Linde PLC	5,660	2,483,664
STERIS PLC	12,370	2,715,710
Viemed Healthcare, Inc.(a)	742	4,860
Total United States		11,920,137

URUGUAY - 0.5%
Globant SA(a)	1,880	335,129
MercadoLibre, Inc.(a)	2,207	3,626,984
Total Uruguay		3,962,113

VIRGIN ISLANDS (BRITISH) - 0.0%(b)
SF Real Estate Investment Trust	41,675	14,243
TOTAL COMMON STOCKS (Cost: $390,061,472)		442,401,030

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Shares	Value

EXCHANGE-TRADED FUNDS - 44.8%
Amundi MSCI India II UCITS ETF(a)	161,537	$5,498,869
iShares Core MSCI EAFE ETF	1,343	97,555
iShares Core MSCI Total International Stock ETF(d)	5,365,413	362,487,302
iShares MSCI India ETF(a)	120,870	6,742,129
TOTAL EXCHANGE-TRADED FUNDS (Cost: $347,572,432)		374,825,855

PREFERRED STOCKS - 0.3%
BRAZIL - 0.2%
Itau Unibanco Holding SA	212,094	1,238,629

GERMANY - 0.1%
FUCHS SE	464	21,197
Henkel AG & Co. KGaA	10,790	961,540
Total Germany		982,737
TOTAL PREFERRED STOCKS (Cost: $2,209,037)		2,221,366

SHORT-TERM INVESTMENTS - 1.5%
BlackRock Liquidity FedFund – Institutional Class, 5.21%(e) (Cost: $12,305,761)	12,305,761	12,305,761

TOTAL INVESTMENTS - 99.5% (Cost: $752,148,702)		831,754,012
OTHER ASSETS AND LIABILITIES, NET - 0.5%		3,774,365
TOTAL NET ASSETS - 100.0%		$835,528,377

(a)	Non-income producing security.
(b)	Amount is less than 0.05%.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors or in a public offering registered under the Securities Act of 1933. As of June 30, 2024, the value of these securities total $10,536,206 or 1.3% of the Fund’s net assets.

(d)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e) ADR ASA ETF GDR	The rate shown is the annualized seven-day yield at June 30, 2024. American Depositary Receipt Advanced Subscription Agreement Exchange-Traded Fund Global Depositary Receipt

See Notes to Schedule of Investments.

PFM Multi-Manager International Equity Fund
Schedule of Investments (unaudited) (concluded)
June 30, 2024

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$3,840,772	$5,419,624	$–	$9,260,396
Austria	–	2,033,501	–	2,033,501
Belgium	–	168,146	–	168,146
Bermuda	3,729,903	–	–	3,729,903
Brazil	8,823,700	–	–	8,823,700
Britain	3,567,065	47,649,621	–	51,216,686
Canada	17,061,614	–	–	17,061,614
Chile	578,222	382,769	–	960,991
China	2,511,719	24,330,350	–	26,842,069
Curacao	–	171,073	–	171,073
Denmark	161,594	20,994,907	–	21,156,501
Finland	–	328,083	–	328,083
France	–	35,945,079	–	35,945,079
Germany	–	23,617,007	–	23,617,007
Greece	–	1,104,378	–	1,104,378
Guernsey	–	5,535	–	5,535
Hong Kong	210,854	4,067,540	–	4,278,394
Hungary	–	428,226	–	428,226
India	9,408,030	6,488,449	–	15,896,479
Indonesia	–	4,180,640	–	4,180,640
Ireland	9,634,363	5,956,256	–	15,590,619
Israel	4,447,114	12,869	–	4,459,983
Italy	–	12,666,960	–	12,666,960
Japan	–	40,288,230	–	40,288,230
Jordan	–	25,571	–	25,571
Lithuania	–	388,045	–	388,045
Macao	–	1,384,530	–	1,384,530
Malaysia	–	527,028	–	527,028
Mexico	4,501,178	–	–	4,501,178
Netherlands	4,895,809	18,676,798	–	23,572,607
New Zealand	–	49,398	–	49,398
Norway	–	581,376	–	581,376
Peru	2,345,416	–	–	2,345,416
Poland	–	2,611,768	–	2,611,768
Portugal	–	163,398	–	163,398
Saudi Arabia	–	800,233	–	800,233
Singapore	3,302,032	3,644,896	–	6,946,928
South Africa	–	2,192,756	–	2,192,756
South Korea	–	18,520,019	–	18,520,019
Spain	–	4,704,518	–	4,704,518
Sweden	3,363,199	3,207,033	–	6,570,232
Switzerland	58,006	17,972,361	–	18,030,367
Taiwan	10,524,543	18,864,893	–	29,389,436
Turkey	–	213,552	–	213,552
United Arab Emirates	–	2,771,988	–	2,771,988
United States	11,920,137	–	–	11,920,137
Uruguay	3,962,113	–	–	3,962,113
Virgin Islands (British)	–	14,243	–	14,243
Total Common Stocks	$108,847,383	$333,553,647	$–	$442,401,030
Exchange-Traded Funds	369,326,986	5,498,869	–	374,825,855
Preferred Stocks	1,238,629	982,737	–	2,221,366
Money Market Funds	12,305,761	–	–	12,305,761
Total Investments*	$491,718,759	$340,035,253	$–	$831,754,012
*See Schedule of Investments for additional detailed categorization.
See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS - 25.1%

BASIC MATERIALS - 0.5%
Air Products and Chemicals, Inc., 4.80%, 3/3/33	$1,000,000	$983,746
Alcoa Nederland Holding BV, 7.13%, 3/15/31 (a)	345,000	354,569
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	980,000	980,678
CF Industries, Inc., 5.38%, 3/15/44	163,000	149,574
Dow Chemical Co., 5.60%, 2/15/54	95,000	91,329
DuPont de Nemours, Inc., 5.42%, 11/15/48	70,000	72,509
Eastman Chemical Co., 5.75%, 3/8/33	106,000	106,930
Ecolab, Inc.
5.25%, 1/15/28	98,000	98,933
2.70%, 12/15/51	157,000	96,474
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (a)	500,000	494,345
Georgia-Pacific LLC, 0.95%, 5/15/26 (a)	518,000	479,495
Newmont Corp., 2.25%, 10/1/30	775,000	661,369
Newmont Corp. / Newcrest Finance Pty Ltd., 5.30%, 3/15/26 (a)	61,000	60,980
Nucor Corp., 4.30%, 5/23/27	111,000	108,583
Nutrien Ltd.
5.20%, 6/21/27	716,000	715,134
5.40%, 6/21/34	1,000,000	985,080
OCP SA, 6.75%, 5/2/34 (a)	426,000	437,119
South32 Treasury Ltd., 4.35%, 4/14/32 (a)	171,000	154,466
Steel Dynamics, Inc., 5.38%, 8/15/34	64,000	62,905
Westlake Corp., 3.38%, 8/15/61	178,000	107,714
Total Basic Materials		7,201,932

COMMUNICATIONS - 0.7%
Amazon.com, Inc.
3.30%, 4/13/27	131,000	125,622
4.65%, 12/1/29	84,000	83,689
3.60%, 4/13/32	49,000	45,001
4.10%, 4/13/62	218,000	174,122
AT&T, Inc.
5.40%, 2/15/34	1,087,000	1,087,011
4.50%, 5/15/35	161,000	148,266
4.90%, 8/15/37	143,000	133,853
4.75%, 5/15/46	365,000	315,679
3.50%, 9/15/53	630,000	427,668
3.65%, 9/15/59	28,000	18,777
3.85%, 6/1/60	56,000	39,052
Charter Communications Operating LLC / Charter Communications Operating Capital
6.10%, 6/1/29	86,000	86,281
6.38%, 10/23/35	553,000	539,175
3.50%, 6/1/41	84,000	56,416
3.50%, 3/1/42	430,000	286,071
5.38%, 5/1/47	400,000	319,563
4.80%, 3/1/50	406,000	297,837
3.85%, 4/1/61	54,000	31,532
Cisco Systems, Inc.
4.85%, 2/26/29	172,000	171,970
5.30%, 2/26/54	40,000	39,177
Comcast Corp.
4.15%, 10/15/28	128,000	123,915

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

COMMUNICATIONS (continued)
Comcast Corp. (continued)
3.40%, 4/1/30	$68,000	$62,512
4.25%, 10/15/30	90,000	86,306
4.60%, 10/15/38	93,000	84,660
4.00%, 3/1/48	252,000	197,730
5.50%, 5/15/64	277,000	266,517
Corning, Inc., 5.45%, 11/15/79	178,000	163,742
Cox Communications, Inc.
5.45%, 9/15/28 (a)	95,000	95,478
2.60%, 6/15/31 (a)	625,000	516,232
Discovery Communications LLC, 3.63%, 5/15/30	154,000	135,512
Expedia Group, Inc., 2.95%, 3/15/31	78,000	67,434
Fox Corp., 5.58%, 1/25/49	107,000	98,239
Paramount Global
4.85%, 7/1/42	108,000	77,353
5.85%, 9/1/43	37,000	29,097
4.60%, 1/15/45	44,000	29,379
Rogers Communications, Inc., 5.00%, 2/15/29	171,000	168,892
Telefonica Emisiones SA, 4.90%, 3/6/48	150,000	126,657
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	3,788
T-Mobile USA, Inc.
3.88%, 4/15/30	150,000	140,224
3.00%, 2/15/41	1,425,000	1,019,647
5.65%, 1/15/53	56,000	55,170
3.60%, 11/15/60	92,000	62,186
Verizon Communications, Inc.
1.50%, 9/18/30	1,000,000	816,037
1.68%, 10/30/30	25,000	20,318
2.55%, 3/21/31	477,000	405,263
5.05%, 5/9/33	129,000	127,177
3.40%, 3/22/41	106,000	81,057
2.85%, 9/3/41	124,000	86,877
3.88%, 3/1/52	106,000	80,408
3.00%, 11/20/60	197,000	117,828
Vodafone Group PLC
4.38%, 2/19/43	66,000	57,537
4.25%, 9/17/50	48,000	37,447
5.75%, 2/10/63	79,000	74,966
5.88%, 6/28/64	339,000	326,053
Total Communications		10,268,400

CONSUMER, CYCLICAL - 1.3%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 1/15/28 (a)	125,000	117,074
Alimentation Couche-Tard, Inc., 5.27%, 2/12/34 (a)	350,000	344,882
AutoZone, Inc., 5.10%, 7/15/29	44,000	43,818
Caesars Entertainment, Inc., 7.00%, 2/15/30 (a)	150,000	153,252
Choice Hotels International, Inc., 5.85%, 8/1/34	950,000	936,328
Costco Wholesale Corp., 1.60%, 4/20/30	95,000	79,851
Cummins, Inc., 5.45%, 2/20/54	1,000,000	980,850
Daimler Truck Finance North America LLC, 5.13%, 1/19/28 (a)	159,000	158,685
Dana, Inc., 5.38%, 11/15/27	75,000	73,307
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 6/10/28	1,021,703	927,885

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, CYCLICAL (continued)
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 6/10/28	$380,412	$345,835
Falabella SA, 4.38%, 1/27/25 (a)	400,000	395,049
Ford Motor Co., 4.75%, 1/15/43	695,000	562,012
Ford Motor Credit Co. LLC
4.13%, 8/4/25	200,000	196,247
5.85%, 5/17/27	200,000	199,976
4.95%, 5/28/27	1,200,000	1,171,335
6.80%, 11/7/28	200,000	206,659
Gap, Inc.
3.63%, 10/1/29 (a)	50,000	43,287
3.88%, 10/1/31 (a)	125,000	104,349
General Motors Co., 6.25%, 10/2/43	205,000	204,145
General Motors Financial Co., Inc.
5.80%, 1/7/29	228,000	230,029
5.85%, 4/6/30	140,000	141,713
5.75%, 2/8/31	45,000	45,120
2.70%, 6/10/31	101,000	83,503
5.60%, 6/18/31	101,000	100,244
5.95%, 4/4/34	800,000	800,683
Genuine Parts Co., 6.50%, 11/1/28	127,000	133,103
Home Depot, Inc.
5.15%, 6/25/26	64,000	64,054
4.90%, 4/15/29	84,000	84,144
4.85%, 6/25/31	1,150,000	1,140,972
Hyundai Capital America
5.80%, 6/26/25 (a)	70,000	70,053
5.35%, 3/19/29 (a)	99,000	98,845
5.30%, 6/24/29 (a)	546,000	543,052
International Game Technology PLC, 6.50%, 2/15/25 (a)	200,000	200,108
Lowe's Cos., Inc.
2.80%, 9/15/41	1,250,000	857,885
5.75%, 7/1/53	1,150,000	1,132,570
4.45%, 4/1/62	73,000	56,752
Marriott International, Inc./MD
2.85%, 4/15/31	185,000	158,442
3.50%, 10/15/32	200,000	173,159
McDonald's Corp.
4.80%, 8/14/28	251,000	249,468
3.63%, 9/1/49	167,000	121,050
5.45%, 8/14/53	141,000	136,190
O'Reilly Automotive, Inc.
5.75%, 11/20/26	83,000	83,770
3.60%, 9/1/27	107,000	101,935
Ritchie Bros. Holdings, Inc., 6.75%, 3/15/28 (a)	25,000	25,451
Sands China Ltd., 5.40%, 8/8/28	200,000	195,826
Starbucks Corp., 2.45%, 6/15/26	500,000	474,780
Taylor Morrison Communities, Inc., 5.13%, 8/1/30 (a)	100,000	95,759
Toyota Motor Credit Corp., 4.80%, 1/5/34	535,000	519,906
United Airlines, Inc.
4.38%, 4/15/26 (a)	185,000	178,711
4.63%, 4/15/29 (a)	35,000	32,596
Walmart, Inc., 1.80%, 9/22/31	1,175,000	968,127

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, CYCLICAL (continued)
Warnermedia Holdings, Inc.
5.05%, 3/15/42	$451,000	$366,847
5.14%, 3/15/52	235,000	182,973
5.39%, 3/15/62	89,000	69,462
William Carter Co., 5.63%, 3/15/27 (a)	250,000	246,588
Wolverine World Wide, Inc., 4.00%, 8/15/29 (a)	150,000	125,569
Total Consumer, Cyclical		17,534,265

CONSUMER, NON-CYCLICAL - 3.5%
AbbVie, Inc.
4.95%, 3/15/31	108,000	107,719
4.55%, 3/15/35	380,000	360,452
4.05%, 11/21/39	189,000	164,165
4.75%, 3/15/45	150,000	136,152
4.25%, 11/21/49	504,000	420,011
5.50%, 3/15/64	82,000	80,949
Agilent Technologies, Inc., 2.30%, 3/12/31	243,000	202,608
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29 (a)	175,000	157,420
Amgen, Inc.
5.15%, 3/2/28	108,000	108,153
5.25%, 3/2/30	45,000	45,330
5.25%, 3/2/33	140,000	139,592
2.80%, 8/15/41	160,000	112,470
5.15%, 11/15/41	55,000	51,349
4.40%, 5/1/45	40,000	33,657
5.65%, 3/2/53	75,000	73,863
5.75%, 3/2/63	79,000	77,359
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	120,000	114,405
4.90%, 2/1/46	235,000	216,661
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 6/1/40	200,000	176,272
4.60%, 4/15/48	56,000	49,528
Ascension Health
2.53%, 11/15/29	630,000	560,301
3.11%, 11/15/39	120,000	93,115
Astrazeneca Finance LLC
4.88%, 3/3/28	145,000	144,793
4.85%, 2/26/29	174,000	173,651
4.90%, 3/3/30	157,000	157,614
Bacardi Ltd., 4.45%, 5/15/25 (a)	880,000	869,459
BAT Capital Corp.
6.34%, 8/2/30	130,000	135,529
2.73%, 3/25/31	620,000	522,851
4.39%, 8/15/37	730,000	615,989
BAT International Finance PLC
4.45%, 3/16/28	740,000	716,409
5.93%, 2/2/29	40,000	40,935
Becton Dickinson & Co.
4.69%, 2/13/28	144,000	141,942
4.30%, 8/22/32	64,000	59,981

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Bristol-Myers Squibb Co.
5.75%, 2/1/31	$162,000	$168,193
2.95%, 3/15/32	127,000	109,894
3.25%, 8/1/42	58,000	43,033
6.40%, 11/15/63	95,000	103,130
5.65%, 2/22/64	75,000	73,264
Campbell Soup Co., 5.20%, 3/21/29	1,100,000	1,100,641
Cardinal Health, Inc.
5.13%, 2/15/29	66,000	65,843
4.50%, 11/15/44	150,000	124,923
Cencora, Inc.
5.13%, 2/15/34	161,000	158,074
4.30%, 12/15/47	81,000	66,892
Cigna Group (The)
4.38%, 10/15/28	190,000	184,504
5.00%, 5/15/29	63,000	62,741
2.40%, 3/15/30	444,000	384,147
3.88%, 10/15/47	60,000	45,265
3.40%, 3/15/50	232,000	158,202
Coca-Cola Co., 5.40%, 5/13/64	120,000	118,961
CommonSpirit Health, 5.32%, 12/1/34	1,030,000	1,011,303
Conagra Brands, Inc., 7.00%, 10/1/28	170,000	180,837
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29	1,000,000	903,901
Constellation Brands, Inc., 4.35%, 5/9/27	72,000	70,220
CVS Health Corp.
5.55%, 6/1/31	141,000	141,124
4.78%, 3/25/38	522,000	466,050
5.13%, 7/20/45	327,000	287,781
6.00%, 6/1/63	65,000	62,238
Duke University Health System, Inc., 3.92%, 6/1/47	70,000	56,564
Elevance Health, Inc.
2.88%, 9/15/29	122,000	109,815
6.10%, 10/15/52	58,000	60,793
Eli Lilly & Co.
4.70%, 2/27/33	95,000	93,362
5.00%, 2/9/54	335,000	319,919
5.10%, 2/9/64	131,000	125,118
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	265,429
Estee Lauder Cos., Inc., 4.38%, 5/15/28	98,000	96,002
Ford Foundation (The), 2.82%, 6/1/70	176,000	102,292
Gilead Sciences, Inc., 5.55%, 10/15/53	78,000	77,880
GXO Logistics, Inc., 6.25%, 5/6/29	135,000	137,322
Haleon US Capital LLC, 3.63%, 3/24/32	357,000	319,809
HCA, Inc.
3.38%, 3/15/29	62,000	56,991
3.50%, 9/1/30	136,000	122,677
5.45%, 4/1/31	92,000	91,934
7.75%, 7/15/36	150,000	170,471
5.25%, 6/15/49	82,000	73,086
3.50%, 7/15/51	155,000	103,599
4.63%, 3/15/52	173,000	139,660
Hormel Foods Corp., 4.80%, 3/30/27	127,000	126,509

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Humana, Inc.
1.35%, 2/3/27	$150,000	$135,916
5.88%, 3/1/33	51,000	51,879
5.50%, 3/15/53	40,000	37,142
5.75%, 4/15/54	56,000	53,963
Imperial Brands Finance PLC, 5.50%, 2/1/30 (a)	1,200,000	1,188,807
J M Smucker Co.
5.90%, 11/15/28	83,000	85,491
6.50%, 11/15/43	51,000	53,666
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 3/15/34 (a)	836,000	886,250
Johnson & Johnson
4.80%, 6/1/29	106,000	106,808
4.90%, 6/1/31	1,150,000	1,161,291
2.25%, 9/1/50	1,000,000	594,374
Kenvue, Inc., 4.90%, 3/22/33	116,000	114,724
Kraft Heinz Foods Co.
4.38%, 6/1/46	298,000	242,357
4.88%, 10/1/49	83,000	72,342
Kroger Co., 3.88%, 10/15/46	40,000	30,138
Lamb Weston Holdings, Inc.
4.13%, 1/31/30 (a)	75,000	68,108
4.38%, 1/31/32 (a)	225,000	200,671
Mars, Inc., 4.65%, 4/20/31 (a)	1,169,000	1,139,149
Massachusetts Institute of Technology
4.68%, 7/1/2114	150,000	132,550
3.89%, 7/1/2116	75,000	55,204
Mather Foundation, 2.68%, 10/1/31	1,000,000	839,506
Medline Borrower LP, 3.88%, 4/1/29 (a)	175,000	161,159
Merck & Co., Inc.
2.15%, 12/10/31	1,150,000	956,022
2.75%, 12/10/51	625,000	390,739
Mylan, Inc.
5.40%, 11/29/43	180,000	155,434
5.20%, 4/15/48	275,000	223,124
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	800,000	790,639
Nestle Holdings, Inc.
5.25%, 3/13/26 (a)	153,000	153,472
4.95%, 3/14/30 (a)	900,000	904,453
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 4/30/28 (a)	275,000	255,391
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	41,246
PepsiCo, Inc.
2.25%, 3/19/25	141,000	137,992
3.60%, 2/18/28	91,000	87,498
3.90%, 7/18/32	102,000	95,207
4.00%, 3/5/42	40,000	34,143
2.88%, 10/15/49	1,000,000	663,762
Pfizer Investment Enterprises Pte Ltd.
4.75%, 5/19/33	115,000	112,047
5.11%, 5/19/43	79,000	75,112
5.30%, 5/19/53	1,017,000	980,915
5.34%, 5/19/63	236,000	222,762

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Philip Morris International, Inc.
5.25%, 9/7/28	$575,000	$579,570
5.13%, 2/15/30	1,165,000	1,160,811
5.50%, 9/7/30	480,000	486,392
President and Fellows of Harvard College
5.63%, 10/1/38	210,000	222,918
6.50%, 1/15/39 (a)	105,000	120,751
Procter & Gamble Co.
3.95%, 1/26/28	149,000	145,871
1.20%, 10/29/30	1,150,000	936,574
4.55%, 1/29/34	1,000,000	981,369
Providence St. Joseph Health Obligated Group, 2.53%, 10/1/29	110,000	96,436
Quanta Services, Inc.
2.90%, 10/1/30	105,000	92,501
2.35%, 1/15/32	111,000	90,186
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50	92,000	56,380
Roche Holdings, Inc.
2.13%, 3/10/25 (a)	803,000	785,149
5.49%, 11/13/30 (a)	231,000	237,708
4.91%, 3/8/31 (a)	200,000	199,227
5.59%, 11/13/33 (a)	980,000	1,016,366
Royalty Pharma PLC
5.15%, 9/2/29	63,000	62,468
2.15%, 9/2/31	177,000	141,875
5.90%, 9/2/54	77,000	74,078
S&P Global, Inc., 2.70%, 3/1/29	140,000	126,879
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	203,000	194,682
Smithfield Foods, Inc.
4.25%, 2/1/27 (a)	138,000	132,845
5.20%, 4/1/29 (a)	173,000	167,735
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	442,000	323,030
Sutter Health
5.16%, 8/15/33	409,000	410,090
4.09%, 8/15/48	125,000	102,823
Sysco Corp.
5.75%, 1/17/29	1,000,000	1,023,818
5.95%, 4/1/30	41,000	42,668
4.50%, 4/1/46	176,000	148,216
4.45%, 3/15/48	310,000	257,600
6.60%, 4/1/50	101,000	112,413
Takeda Pharmaceutical Co. Ltd., 5.80%, 7/5/64	200,000	195,138
Tenet Healthcare Corp., 4.38%, 1/15/30	200,000	185,391
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	83,000	83,189
Triton Container International Ltd., 3.15%, 6/15/31 (a)	413,000	343,266
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 3/15/32	105,000	86,103
Trustees of Boston College, 3.13%, 7/1/52	169,000	118,309
Trustees of Princeton University (The)
5.70%, 3/1/39	495,000	531,585
2.52%, 7/1/50	90,000	57,929
Unilever Capital Corp.
4.88%, 9/8/28	1,000,000	1,000,654
2.13%, 9/6/29	675,000	593,170

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Unilever Capital Corp. (continued)
5.00%, 12/8/33	$1,000,000	$1,001,920
United Rentals North America, Inc.
5.25%, 1/15/30	70,000	67,834
3.88%, 2/15/31	62,000	55,314
3.75%, 1/15/32	50,000	43,503
UnitedHealth Group, Inc.
1.25%, 1/15/26	250,000	235,555
5.25%, 2/15/28	104,000	105,354
5.00%, 4/15/34	470,000	463,894
4.75%, 5/15/52	684,000	605,588
5.05%, 4/15/53	265,000	245,454
4.95%, 5/15/62	58,000	51,607
University of Chicago (The), 2.76%, 4/1/45	100,000	75,966
Vector Group Ltd., 5.75%, 2/1/29 (a)	250,000	234,281
Viatris, Inc.
3.85%, 6/22/40	164,000	119,753
4.00%, 6/22/50	330,000	222,083
Zoetis, Inc.
2.00%, 5/15/30	675,000	568,523
5.60%, 11/16/32	68,000	69,548
Total Consumer, Non-cyclical		47,382,870

ENERGY - 3.0%
Aker BP ASA
4.00%, 1/15/31 (a)	500,000	453,816
3.10%, 7/15/31 (a)	900,000	765,664
Apache Corp.
6.00%, 1/15/37	74,000	73,421
5.35%, 7/1/49	322,000	269,578
BP Capital Markets America, Inc.
3.54%, 4/6/27	282,000	271,173
4.70%, 4/10/29	1,000,000	985,513
4.81%, 2/13/33	1,000,000	969,451
4.89%, 9/11/33	1,219,000	1,185,363
3.00%, 2/24/50	150,000	97,622
2.77%, 11/10/50	1,000,000	614,606
BP Capital Markets PLC, 6.45% to 3/1/34 then 5 yr. CMT Rate + 2.15%, Perpetual	1,000,000	1,027,233
Canadian Natural Resources Ltd.
5.85%, 2/1/35	310,000	307,502
6.25%, 3/15/38	200,000	205,191
Cenovus Energy, Inc.
5.25%, 6/15/37	77,000	73,576
3.75%, 2/15/52	90,000	63,415
Cheniere Energy Partners LP, 5.95%, 6/30/33	500,000	506,972
Chevron Corp., 2.24%, 5/11/30	232,000	200,814
Chevron USA, Inc., 4.20%, 10/15/49	52,000	43,088
Civitas Resources, Inc., 8.63%, 11/1/30 (a)	25,000	26,806
Colonial Enterprises, Inc., 3.25%, 5/15/30 (a)	510,000	454,486
Columbia Pipelines Operating Co. LLC, 5.93%, 8/15/30 (a)	215,000	219,613
ConocoPhillips Co.
5.05%, 9/15/33	750,000	743,398

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
ConocoPhillips Co. (continued)
5.30%, 5/15/53	$950,000	$901,709
Continental Wind LLC, 6.00%, 2/28/33 (a)	983,992	969,908
DCP Midstream Operating LP
5.13%, 5/15/29	320,000	318,448
6.75%, 9/15/37 (a)	550,000	593,792
Diamondback Energy, Inc.
3.50%, 12/1/29	85,000	78,387
5.40%, 4/18/34	1,280,000	1,267,261
4.40%, 3/24/51	161,000	128,599
6.25%, 3/15/53	160,000	164,662
5.90%, 4/18/64	145,000	139,966
Ecopetrol SA, 8.63%, 1/19/29	525,000	552,597
EIG Pearl Holdings Sarl, 3.55%, 8/31/36 (a)	350,000	300,622
Enbridge, Inc.
6.00%, 11/15/28	540,000	556,244
5.63%, 4/5/34	1,000,000	998,354
Energy Transfer LP
4.95%, 5/15/28	176,000	173,333
4.95%, 6/15/28	115,000	113,481
6.55%, 12/1/33	760,000	805,431
5.15%, 2/1/43	130,000	113,774
5.30%, 4/15/47	110,000	97,158
5.40%, 10/1/47	104,000	93,037
5.00%, 5/15/50	850,000	721,493
6.05%, 9/1/54	125,000	123,263
Eni SpA, 5.95%, 5/15/54 (a)	200,000	196,436
Enterprise Products Operating LLC
4.85%, 8/15/42	200,000	180,639
3.70%, 1/31/51	41,000	30,225
EQT Corp., 3.63%, 5/15/31 (a)	97,000	85,573
Equinor ASA, 3.25%, 11/18/49	1,000,000	699,641
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31 (a)	355,000	288,615
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (a)	185,000	174,040
Greensaif Pipelines Bidco Sarl
6.13%, 2/23/38 (a)	200,000	203,263
6.51%, 2/23/42 (a)	200,000	207,978
Halliburton Co., 4.75%, 8/1/43	114,000	100,263
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	312,579
HF Sinclair Corp., 5.00%, 2/1/28 (a)	90,000	87,192
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 4/15/30 (a)	75,000	72,446
6.25%, 4/15/32 (a)	100,000	96,168
Kinder Morgan Energy Partners LP, 5.50%, 3/1/44	92,000	84,985
Marathon Oil Corp.
4.40%, 7/15/27	840,000	821,302
5.30%, 4/1/29	1,000,000	1,004,112
6.60%, 10/1/37	53,000	57,422
MPLX LP
1.75%, 3/1/26	1,655,000	1,555,219
5.50%, 6/1/34	906,000	892,233
5.50%, 2/15/49	225,000	207,553

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

CONSUMER, NON-CYCLICAL (continued)
Murray Energy Corp., 12.00%, 4/15/24 (a)(b)	$180,991	$0
Northern Natural Gas Co., 5.63%, 2/1/54 (a)	44,000	43,083
Occidental Petroleum Corp.
6.13%, 1/1/31	131,000	134,082
4.40%, 4/15/46	173,000	135,780
ONEOK Partners LP, 6.65%, 10/1/36	199,000	210,299
ONEOK, Inc.
3.10%, 3/15/30	610,000	545,349
4.95%, 7/13/47	150,000	128,105
5.20%, 7/15/48	300,000	265,348
4.50%, 3/15/50	250,000	197,745
Ovintiv, Inc., 7.38%, 11/1/31	231,000	251,658
Petroleos Mexicanos
6.49%, 1/23/27	262,000	251,479
6.50%, 3/13/27	200,000	190,573
Pioneer Natural Resources Co., 5.10%, 3/29/26	1,149,000	1,146,461
Plains All American Pipeline LP / PAA Finance Corp., 6.65%, 1/15/37	170,000	178,774
QatarEnergy, 2.25%, 7/12/31 (a)	200,000	167,021
Raizen Fuels Finance SA, 6.45%, 3/5/34 (a)	575,000	584,084
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	63,000	64,476
SANCHEZ ENERGY CORP PERP SR GLBL NT, 6.13%, 1/15/50 (b)	100,000	4,250
SANCHEZ ENERGY CORP SR GLBL NT 21, 7.75%, 12/31/50 (b)	150,000	6,375
Southwestern Energy Co., 4.75%, 2/1/32	125,000	114,991
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49 (a)	949,170	760,289
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (a)	175,000	163,047
Targa Resources Corp., 6.50%, 3/30/34	1,015,000	1,074,815
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30	83,000	82,490
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	927,758
Topaz Solar Farms LLC
4.88%, 9/30/39 (a)	296,445	263,836
5.75%, 9/30/39 (a)	925,070	894,848
TotalEnergies Capital International SA, 3.13%, 5/29/50	375,000	252,850
TotalEnergies Capital SA
5.15%, 4/5/34	875,000	875,318
5.49%, 4/5/54	825,000	813,582
5.64%, 4/5/64	42,000	41,588
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	174,207
UEP Penonome II SA, 6.50%, 10/1/38 (a)	879,006	737,413
Valero Energy Partners LP, 4.50%, 3/15/28	350,000	341,085
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29 (a)	25,000	22,769
4.13%, 8/15/31 (a)	25,000	22,434
Western Midstream Operating LP
4.05%, 2/1/30	1,210,000	1,125,358
5.30%, 3/1/48	10,000	8,634
Williams Cos., Inc.
5.40%, 3/2/26	1,000,000	999,036
5.30%, 8/15/28	1,000,000	1,003,065
5.75%, 6/24/44	235,000	230,082
4.90%, 1/15/45	200,000	174,547
Total Energy		41,736,688

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

FINANCIAL - 9.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/24	$1,000,000	$986,452
2.45%, 10/29/26	150,000	139,925
African Development Bank, 5.75% to 8/7/34 then 5 yr. CMT Rate + 1.58%, Perpetual	1,000,000	964,979
Air Lease Corp., 5.10%, 3/1/29	1,000,000	989,446
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35	135,000	125,653
Allstate Corp., 5.05%, 6/24/29	137,000	136,372
American Express Co., 6.34% to 10/30/25 then SOFR + 1.33%, 10/30/26	885,000	893,690
American Tower Corp.
5.20%, 2/15/29	131,000	130,548
2.30%, 9/15/31	141,000	115,036
Americo Life, Inc., 3.45%, 4/15/31 (a)	110,000	87,714
Aon North America, Inc.
5.30%, 3/1/31	172,000	171,500
5.75%, 3/1/54	111,000	108,564
Arthur J Gallagher & Co.
6.75%, 2/15/54	51,000	56,152
5.75%, 7/15/54	41,000	39,813
Athene Global Funding, 1.73%, 10/2/26 (a)	253,000	232,446
Athene Holding Ltd., 3.45%, 5/15/52	54,000	34,510
Banco Santander SA
5.54% to 3/14/29 then 1 yr. CMT Rate + 1.45%, 3/14/30	200,000	198,500
6.35%, 3/14/34	400,000	400,286
Bank of America Corp.
2.46% to 10/22/24 then 3 mo. Term SOFR + 1.13%, 10/22/25	530,000	524,484
4.45%, 3/3/26	1,525,000	1,499,660
3.82% to 1/20/27 then 3 mo. Term SOFR + 1.84%, 1/20/28	1,367,000	1,317,563
3.42% to 12/20/27 then 3 mo. Term SOFR + 1.30%, 12/20/28	535,000	503,073
3.97% to 2/7/29 then 3 mo. Term SOFR + 1.47%, 2/7/30	199,000	188,458
3.19% to 7/23/29 then 3 mo. Term SOFR + 1.44%, 7/23/30	45,000	40,861
2.65% to 3/11/31 then SOFR + 1.22%, 3/11/32	1,675,000	1,417,305
2.57% to 10/20/31 then SOFR + 1.21%, 10/20/32	530,000	439,292
4.57% to 4/27/32 then SOFR + 1.83%, 4/27/33	124,000	116,940
5.29% to 4/25/33 then SOFR + 1.91%, 4/25/34	745,000	737,181
3.85% to 3/8/32 then 5 yr. CMT Rate + 2.00%, 3/8/37	388,000	340,031
4.08% to 4/23/39 then 3 mo. Term SOFR + 1.58%, 4/23/40	78,000	66,279
3.31% to 4/22/41 then SOFR + 1.58%, 4/22/42	103,000	77,506
Bank of Montreal, 7.70% to 5/26/29 then 5 yr. CMT Rate + 3.45%, 5/26/84	1,000,000	1,021,390
Bank of New York Mellon Corp., 4.98% to 3/14/29 then SOFR + 1.09%, 3/14/30	895,000	889,636
Bank of Nova Scotia (The)
5.65%, 2/1/34	127,000	129,038
4.59% to 5/4/32 then 5 yr. CMT Rate + 2.05%, 5/4/37	256,000	230,565
BankUnited, Inc.
4.88%, 11/17/25	179,000	175,664
5.13%, 6/11/30	144,000	129,480
Barclays PLC
5.83% to 5/9/26 then SOFR + 2.21%, 5/9/27	1,430,000	1,432,097
3.56% to 9/23/30 then 5 yr. CMT Rate + 2.90%, 9/23/35	400,000	343,618
6.04% to 3/12/54 then SOFR + 2.42%, 3/12/55	500,000	506,745
BB Blue Financing DAC
4.40%, 9/20/29	1,000,000	980,518
4.40%, 9/20/37	1,000,000	981,572

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

FINANCIAL (continued)
Blackstone Secured Lending Fund, 2.85%, 9/30/28	$1,300,000	$1,139,877
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,375,000	1,412,817
BNP Paribas SA
1.32% to 1/13/26 then SOFR + 1.00%, 1/13/27 (a)	730,000	681,423
1.68% to 6/30/26 then SOFR + 0.91%, 6/30/27 (a)	646,000	596,865
5.89% to 12/5/33 then SOFR + 1.87%, 12/5/34 (a)	1,175,000	1,202,646
BPCE SA, 5.94% to 5/30/34 then SOFR + 1.85%, 5/30/35 (a)	925,000	921,317
Brixmor Operating Partnership LP, 4.05%, 7/1/30	625,000	580,014
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	409,263
CaixaBank SA, 6.68% to 9/13/26 then SOFR + 2.08%, 9/13/27 (a)	610,000	621,649
Cantor Fitzgerald LP, 4.50%, 4/14/27 (a)	1,225,000	1,180,794
Capital One Financial Corp., 7.62% to 10/30/30 then SOFR + 3.07%, 10/30/31	260,000	286,226
CDP Financial, Inc., 1.00%, 5/26/26 (a)	1,000,000	928,382
Citibank NA, 5.57%, 4/30/34	254,000	258,040
Citigroup, Inc.
5.00% to 9/12/24 then SOFR + 3.81%, Perpetual	225,000	223,543
4.70% to 1/30/25 then SOFR + 3.23%, Perpetual	55,000	53,754
3.11% to 4/8/25 then SOFR + 2.84%, 4/8/26	161,000	157,734
1.12% to 1/28/26 then SOFR + 0.77%, 1/28/27	820,000	764,773
4.45%, 9/29/27	1,605,000	1,564,448
3.67% to 7/24/27 then 3 mo. Term SOFR + 1.65%, 7/24/28	5,000	4,766
3.98% to 3/20/29 then 3 mo. Term SOFR + 1.60%, 3/20/30	610,000	575,848
2.98% to 11/5/29 then SOFR + 1.42%, 11/5/30	160,000	142,506
2.57% to 6/3/30 then SOFR + 2.11%, 6/3/31	62,000	53,216
2.56% to 5/1/31 then SOFR + 1.17%, 5/1/32	300,000	250,007
5.88%, 2/22/33	250,000	254,510
6.00%, 10/31/33	218,000	223,421
6.17% to 5/25/33 then SOFR + 2.66%, 5/25/34	70,000	71,189
2.90% to 11/3/41 then SOFR + 1.38%, 11/3/42	54,000	37,665
Citizens Financial Group, Inc., 2.64%, 9/30/32	361,000	276,945
Comerica, Inc., 5.98% to 1/30/29 then SOFR + 2.16%, 1/30/30	701,000	690,724
Community Preservation Corp., 2.87%, 2/1/30	1,000,000	871,193
Cooperatieve Rabobank UA
1.00% to 9/24/25 then 1 yr. CMT Rate + 0.73%, 9/24/26 (a)	261,000	246,780
1.11% to 2/24/26 then 1 yr. CMT Rate + 0.55%, 2/24/27 (a)	2,000,000	1,857,638
Credit Agricole SA, 6.25% to 1/10/34 then SOFR + 2.67%, 1/10/35 (a)	1,000,000	1,006,007
Credit Agricole SA/London, 1.91% to 6/16/25 then SOFR + 1.68%, 6/16/26 (a)	250,000	240,659
Credit Suisse AG/New York NY, 7.50%, 2/15/28	250,000	267,493
Crown Castle, Inc.
5.00%, 1/11/28	97,000	95,811
5.60%, 6/1/29	84,000	84,717
5.20%, 2/15/49	48,000	43,497
Danske Bank AS
3.24% to 12/20/24 then 3 mo. LIBOR US + 1.59%, 12/20/25 (a)(c)	201,000	198,338
6.26% to 9/22/25 then 1 yr. CMT Rate + 1.18%, 9/22/26 (a)	485,000	488,393
Deutsche Bank AG/New York NY
2.31% to 11/16/26 then SOFR + 1.22%, 11/16/27	180,000	166,188
6.59% (SOFR + 1.22%), 11/16/27	240,000	241,024
2.55% to 1/7/27 then SOFR + 1.32%, 1/7/28	150,000	138,712
6.82% to 11/20/28 then SOFR + 2.51%, 11/20/29	1,100,000	1,143,986
3.74% to 1/7/32 then SOFR + 2.26%, 1/7/33	225,000	185,069
See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

FINANCIAL (continued)
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 2/15/26 (a)	$970,000	$921,267
Enstar Group Ltd., 3.10%, 9/1/31	37,000	30,588
Equitable Financial Life Global Funding, 1.30%, 7/12/26 (a)	147,000	135,144
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/52	590,000	364,569
F&G Global Funding, 2.30%, 4/11/27 (a)	171,000	154,721
Fairfax Financial Holdings Ltd.
5.63%, 8/16/32	500,000	492,873
6.00%, 12/7/33 (a)	975,000	990,316
Federation des Caisses Desjardins du Quebec
5.15%, 11/27/28 (a)	600,000	607,703
5.25%, 4/26/29 (a)	1,000,000	997,620
Fifth Third Bancorp, 4.34% to 4/25/32 then SOFR + 1.66%, 4/25/33	1,256,000	1,144,216
First Horizon Bank, 5.75%, 5/1/30	250,000	238,309
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/31 (a)	940,000	742,396
GLP Capital LP / GLP Financing II, Inc., 5.38%, 4/15/26	150,000	148,775
Goldman Sachs Group, Inc.
1.54% to 9/10/26 then SOFR + 0.82%, 9/10/27	201,000	184,609
3.81% to 4/23/28 then 3 mo. Term SOFR + 1.42%, 4/23/29	925,000	877,672
4.22% to 5/1/28 then 3 mo. Term SOFR + 1.56%, 5/1/29	1,202,000	1,157,075
2.62% to 4/22/31 then SOFR + 1.28%, 4/22/32	770,000	647,384
2.38% to 7/21/31 then SOFR + 1.25%, 7/21/32	128,000	105,118
5.85% to 4/25/34 then SOFR + 1.55%, 4/25/35	95,000	97,311
6.75%, 10/1/37	379,000	408,876
3.21% to 4/22/41 then SOFR + 1.51%, 4/22/42	141,000	104,246
GPS Blue Financing DAC, 5.65%, 11/9/41 (a)	1,000,000	952,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.38%, 7/1/34 (a)	825,000	807,635
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 6/15/27 (a)	500,000	519,819
3.75%, 9/15/30 (a)	1,000,000	872,352
HNA 2015 LLC, 2.37%, 9/18/27	181,431	171,772
Host Hotels & Resorts LP
3.50%, 9/15/30	53,000	46,835
5.70%, 7/1/34	1,200,000	1,179,322
HSBC Holdings PLC
6.16% to 3/9/28 then SOFR + 1.97%, 3/9/29	1,200,000	1,227,492
6.33% to 3/9/43 then SOFR + 2.65%, 3/9/44	200,000	209,193
Huntington Bancshares, Inc./OH, 6.21% to 8/21/28 then SOFR + 2.02%, 8/21/29	145,000	148,050
ING Groep NV, 6.11% to 9/11/33 then SOFR + 2.09%, 9/11/34	800,000	824,798
Intercontinental Exchange, Inc.
4.95%, 6/15/52	147,000	134,311
5.20%, 6/15/62	98,000	91,249
Intesa Sanpaolo SpA
7.20%, 11/28/33 (a)	1,000,000	1,069,165
7.80%, 11/28/53 (a)	1,000,000	1,099,409
7.78% to 6/20/53 then 1 yr. CMT Rate + 3.90%, 6/20/54 (a)	200,000	208,935
JPMorgan Chase & Co.
4.60% to 2/1/25 then 3 mo. Term SOFR + 3.13%, Perpetual	1,140,000	1,124,111
2.01% to 3/13/25 then 3 mo. Term SOFR + 1.59%, 3/13/26	449,000	437,374
3.78% to 2/1/27 then 3 mo. Term SOFR + 1.60%, 2/1/28	300,000	289,007
5.57% to 4/22/27 then SOFR + 0.93%, 4/22/28	1,875,000	1,890,182
3.54% to 5/1/27 then 3 mo. Term SOFR + 1.64%, 5/1/28	164,000	156,517

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

FINANCIAL (continued)
JPMorgan Chase & Co. (continued)
4.01% to 4/23/28 then 3 mo. Term SOFR + 1.38%, 4/23/29	$1,240,000	$1,185,640
2.07% to 6/1/28 then SOFR + 1.02%, 6/1/29	328,000	291,775
6.88% to 6/1/29 then 5 yr. CMT Rate + 2.74%, Perpetual	1,250,000	1,291,080
2.74% to 10/15/29 then 3 mo. Term SOFR + 1.51%, 10/15/30	2,250,000	1,990,776
2.58% to 4/22/31 then 3 mo. Term SOFR + 1.25%, 4/22/32	405,000	342,059
2.55% to 11/8/31 then SOFR + 1.18%, 11/8/32	654,000	544,576
4.91% to 7/25/32 then SOFR + 2.08%, 7/25/33	78,000	75,756
5.77% to 4/22/34 then SOFR + 1.49%, 4/22/35	500,000	513,004
2.53% to 11/19/40 then 3 mo. Term SOFR + 1.51%, 11/19/41	614,000	418,308
KeyBank NA/Cleveland OH
3.40%, 5/20/26	255,000	242,181
4.90%, 8/8/32	250,000	222,798
KeyCorp, 6.40% to 3/6/34 then SOFR + 2.42%, 3/6/35	185,000	187,560
Kimco Realty OP LLC
2.25%, 12/1/31	1,100,000	882,857
4.60%, 2/1/33	135,000	126,611
Liberty Mutual Group, Inc.
4.57%, 2/1/29 (a)	700,000	682,414
3.95%, 10/15/50 (a)	120,000	87,249
3.95%, 5/15/60 (a)	85,000	58,142
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	966,254
LPL Holdings, Inc., 4.38%, 5/15/31 (a)	325,000	298,073
Lseg US Fin Corp., 5.30%, 3/28/34 (a)	590,000	588,414
Macquarie Group Ltd., 3.76% to 11/28/27 then 3 mo. LIBOR US + 1.37%, 11/28/28 (a)(c)	8,000	7,560
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	835,613
Mitsubishi UFJ Financial Group, Inc.
4.79% to 7/18/24 then 1 yr. CMT Rate + 1.70%, 7/18/25	400,000	399,765
5.24% to 4/19/28 then 1 yr. CMT Rate + 1.70%, 4/19/29	655,000	656,147
Mizuho Financial Group, Inc.
2.56% to 9/13/24 then 3 mo. Term SOFR + 1.36%, 9/13/25	281,000	279,105
5.78% to 7/6/28 then 1 yr. CMT Rate + 1.65%, 7/6/29	292,000	295,920
Morgan Stanley
3.95%, 4/23/27	950,000	917,476
1.59% to 5/4/26 then SOFR + 0.88%, 5/4/27	85,000	79,242
1.51% to 7/20/26 then SOFR + 0.86%, 7/20/27	263,000	243,145
3.59%, 7/22/28 (d)	433,000	411,741
3.77% to 1/24/28 then 3 mo. Term SOFR + 1.40%, 1/24/29	1,155,000	1,099,453
4.43% to 1/23/29 then 3 mo. Term SOFR + 1.89%, 1/23/30	440,000	425,651
3.62% to 4/1/30 then SOFR + 3.12%, 4/1/31	49,000	44,963
2.24% to 7/21/31 then SOFR + 1.18%, 7/21/32	210,000	171,551
2.94% to 1/21/32 then SOFR + 1.29%, 1/21/33	2,450,000	2,082,302
2.48% to 9/16/31 then SOFR + 1.36%, 9/16/36	34,000	26,898
5.30% to 4/20/32 then SOFR + 2.62%, 4/20/37	179,000	171,395
5.94% to 2/7/34 then 5 yr. CMT Rate + 1.80%, 2/7/39	153,000	151,316
3.22% to 4/22/41 then SOFR + 1.49%, 4/22/42	141,000	105,539
Morgan Stanley Bank NA, 5.50% to 5/26/27 then SOFR + 0.87%, 5/26/28	1,125,000	1,132,699
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	1,310,000	1,262,230
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	150,000	123,886
3.50%, 3/15/31	200,000	130,323

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

FINANCIAL (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 5/23/32 then 5 yr. CMT Rate + 3.98%, 5/23/42 (a)	$1,000,000	$997,560
Nasdaq, Inc.
5.95%, 8/15/53	40,000	40,413
6.10%, 6/28/63	47,000	47,802
National Community Renaissance of California, 3.27%, 12/1/32	1,000,000	830,329
National Health Investors, Inc., 3.00%, 2/1/31	107,000	87,413
NatWest Group PLC, 8.13% to 5/10/34 then 5 yr. CMT Rate + 3.75%, Perpetual	1,000,000	1,010,345
New York Life Global Funding, 4.85%, 1/9/28 (a)	69,000	68,515
Nomura Holdings, Inc.
2.61%, 7/14/31	200,000	164,662
5.78%, 7/3/34	205,000	204,234
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (a)	95,000	92,894
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	397,499
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,195,838
Omega Healthcare Investors, Inc.
3.38%, 2/1/31	60,000	51,245
3.25%, 4/15/33	127,000	102,658
OMERS Finance Trust
3.50%, 4/19/32 (a)	1,000,000	911,313
4.00%, 4/19/52 (a)	1,000,000	794,715
OneMain Finance Corp., 3.88%, 9/15/28	100,000	89,662
PNC Financial Services Group, Inc., 6.88% to 10/20/33 then SOFR + 2.28%, 10/20/34	280,000	305,163
Preservation Of Affordable Housing, Inc., 4.48%, 12/1/32	1,000,000	914,269
Private Export Funding Corp.
4.30%, 12/15/28	1,000,000	989,721
4.60%, 2/15/34	1,000,000	987,551
Prudential Financial, Inc., 5.70% to 9/15/28 then 3 mo. LIBOR US + 2.67%, 9/15/48 (c)	75,000	73,585
Prudential Funding Asia PLC, 3.13%, 4/14/30	60,000	53,755
Public Storage Operating Co., 5.35%, 8/1/53	38,000	36,652
Realty Income Corp., 3.25%, 1/15/31	285,000	252,109
Regions Financial Corp., 7.38%, 12/10/37	154,000	167,178
Reinvestment Fund, Inc., 3.88%, 2/15/27	500,000	460,523
Royal Bank of Canada
1.05%, 9/14/26 (a)	1,000,000	917,233
4.85%, 12/14/26 (a)	1,000,000	996,250
SBL Holdings, Inc., 5.00%, 2/18/31 (a)	132,000	115,656
Sculptor Alternative Solutions LLC, Series B, 6.00%, 5/15/29 (a)	1,720,000	1,471,976
Signature Bank/New York NY, 4.00% to 10/15/25 then 3 mo. AMERIBOR + 3.89%, 10/15/30	150,000	80,180
Societe Generale SA
2.80% to 1/19/27 then 1 yr. CMT Rate + 1.30%, 1/19/28 (a)	795,000	733,608
5.52% to 1/19/27 then 1 yr. CMT Rate + 1.50%, 1/19/28 (a)	760,000	750,424
7.13% to 1/19/54 then 1 yr. CMT Rate + 2.95%, 1/19/55 (a)	1,200,000	1,148,579
Starwood Property Trust, Inc., 7.25%, 4/1/29 (a)	1,000,000	1,010,721
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/9/26 (a)	245,000	246,475
Sun Communities Operating LP
2.30%, 11/1/28	750,000	659,292
5.70%, 1/15/33	285,000	280,655
Swedbank AB, 1.54%, 11/16/26 (a)	213,000	195,597
Synchrony Financial, 4.50%, 7/23/25	244,000	239,890
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (a)	210,000	139,642
Thirax 2 LLC, 2.32%, 1/22/34	832,963	734,114

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

FINANCIAL (continued)
Truist Financial Corp., 7.16% to 10/30/28 then SOFR + 2.45%, 10/30/29	$300,000	$318,559
UBS Group AG
9.25% to 11/13/28 then 5 yr. CMT Rate + 4.75%, Perpetual (a)	625,000	672,439
5.43% to 2/8/29 then 1 yr. CMT Rate + 1.52%, 2/8/30 (a)	1,701,000	1,697,622
5.62% to 9/13/29 then 1 Year US Dollar SOFR Swap Rate + 1.34%, 9/13/30 (a)	1,000,000	1,004,261
3.09% to 5/14/31 then SOFR + 1.73%, 5/14/32 (a)	285,000	243,107
9.25% to 11/13/33 then 5 yr. CMT Rate + 4.76%, Perpetual (a)	525,000	587,943
6.30% to 9/22/33 then 1 yr. CMT Rate + 2.00%, 9/22/34 (a)	1,000,000	1,039,941
5.70% to 2/8/34 then 1 yr. CMT Rate + 1.77%, 2/8/35 (a)	1,150,000	1,148,827
Unum Group, 6.00%, 6/15/54	130,000	124,853
US Bancorp, 2.49% to 11/3/31 then 5 yr. CMT Rate + 0.95%, 11/3/36	195,000	153,521
USAA Capital Corp.
3.38%, 5/1/25 (a)	150,000	147,440
2.13%, 5/1/30 (a)	1,000,000	852,895
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/1/27 (a)	1,100,000	1,100,024
Visa, Inc., 1.90%, 4/15/27	1,000,000	923,102
W R Berkley Corp., 4.00%, 5/12/50	160,000	122,534
Wells Fargo & Co.
4.54% to 8/15/25 then SOFR + 1.56%, 8/15/26	1,000,000	987,623
4.30%, 7/22/27	331,000	322,252
5.71% to 4/22/27 then SOFR + 1.07%, 4/22/28	1,025,000	1,033,869
5.57% to 7/25/28 then SOFR + 1.74%, 7/25/29	1,160,000	1,170,524
2.88% to 10/30/29 then 3 mo. Term SOFR + 1.43%, 10/30/30	46,000	40,805
2.57% to 2/11/30 then 3 mo. Term SOFR + 1.26%, 2/11/31	768,000	664,681
5.39% to 4/24/33 then SOFR + 2.02%, 4/24/34	435,000	430,027
6.49% to 10/23/33 then SOFR + 2.06%, 10/23/34	380,000	405,101
5.50% to 1/23/34 then SOFR + 1.78%, 1/23/35	46,000	45,839
3.07% to 4/30/40 then SOFR + 2.53%, 4/30/41	825,000	604,958
5.61%, 1/15/44	90,000	86,338
Weyerhaeuser Co.
4.75%, 5/15/26	142,000	140,366
4.00%, 3/9/52	70,000	52,799
Willis North America, Inc.
4.65%, 6/15/27	193,000	189,624
5.90%, 3/5/54	147,000	142,449
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (a)	1,000,000	952,730
WLB Asset II C Pte Ltd., 3.90%, 12/23/25 (a)	1,000,000	944,109
WLB Asset II D Pte Ltd., 6.50%, 12/21/26 (a)	1,000,000	940,013
Zions Bancorp NA, 3.25%, 10/29/29	271,000	226,508
Total Financial		129,366,250

INDUSTRIAL - 1.8%
AECOM, 5.13%, 3/15/27	100,000	98,268
AGCO Corp., 5.45%, 3/21/27	223,000	223,530
Allegion US Holding Co., Inc.
5.41%, 7/1/32	119,000	118,714
5.60%, 5/29/34	56,000	56,028
Ambipar Lux Sarl, 9.88%, 2/6/31 (a)	825,000	800,018
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	68,000	57,140
Amcor Group Finance PLC, 5.45%, 5/23/29	1,000,000	1,003,291
Amphenol Corp.
5.05%, 4/5/29	83,000	83,249

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

INDUSTRIAL (continued)
Amphenol Corp. (continued)
5.25%, 4/5/34	$49,000	48,846
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	200,000	196,688
BAE Systems PLC, 5.13%, 3/26/29 (a)	585,000	582,395
Ball Corp.
6.00%, 6/15/29	275,000	276,477
3.13%, 9/15/31	100,000	84,578
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	948,904
Boeing Co.
2.20%, 2/4/26	1,150,000	1,080,856
6.26%, 5/1/27 (a)	75,000	75,507
5.15%, 5/1/30	103,000	98,909
3.60%, 5/1/34	715,000	575,262
3.38%, 6/15/46	84,000	53,562
3.63%, 3/1/48	565,000	361,930
5.81%, 5/1/50	440,000	396,528
6.86%, 5/1/54 (a)	90,000	92,355
5.93%, 5/1/60	97,000	86,723
7.01%, 5/1/64 (a)	63,000	64,504
Burlington Northern Santa Fe LLC
4.45%, 3/15/43	29,000	25,472
4.15%, 12/15/48	127,000	103,543
4.45%, 1/15/53	77,000	65,459
Canadian Pacific Railway Co., 4.70%, 5/1/48	75,000	64,915
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	307,407
Carrier Global Corp.
5.90%, 3/15/34	695,000	725,350
3.38%, 4/5/40	192,000	148,522
Caterpillar Financial Services Corp.
5.40%, 3/10/25	144,000	144,038
4.80%, 1/6/26	119,000	118,417
1.70%, 1/8/27	99,000	91,409
5.00%, 5/14/27	46,000	46,028
4.85%, 2/27/29	85,000	85,020
Cemex SAB de CV, 9.13% to 6/14/28 then 5 yr. CMT Rate + 5.16%, Perpetual (a)	625,000	666,744
CNH Industrial Capital LLC, 5.50%, 1/12/29	127,000	128,349
CRH SMW Finance DAC, 5.20%, 5/21/29	328,000	327,798
CSX Corp., 4.50%, 11/15/52	120,000	102,600
Flowserve Corp., 2.80%, 1/15/32	245,000	201,066
GATX Corp.
3.25%, 9/15/26	114,000	109,041
6.05%, 3/15/34	94,000	96,123
6.05%, 6/5/54	78,000	78,107
GFL Environmental, Inc., 6.75%, 1/15/31 (a)	90,000	91,817
Honeywell International, Inc.
4.25%, 1/15/29	103,000	100,811
1.75%, 9/1/31	127,000	102,937
4.95%, 9/1/31	94,000	94,107
5.35%, 3/1/64	116,000	112,565
Huntington Ingalls Industries, Inc., 4.20%, 5/1/30	1,700,000	1,598,419
Ingersoll Rand, Inc., 5.18%, 6/15/29	89,000	88,996

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

INDUSTRIAL (continued)
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	$68,000	$70,144
5.90%, 3/1/33	52,000	51,973
John Deere Capital Corp.
3.40%, 6/6/25	198,000	194,384
4.90%, 6/11/27	89,000	88,790
4.75%, 1/20/28	57,000	56,757
4.95%, 7/14/28	66,000	66,069
5.10%, 4/11/34	127,000	126,638
L3Harris Technologies, Inc.
5.25%, 6/1/31	93,000	92,689
5.40%, 7/31/33	96,000	95,697
Lennox International, Inc., 5.50%, 9/15/28	187,000	189,080
Martin Marietta Materials, Inc., 2.40%, 7/15/31	85,000	70,319
MasTec, Inc., 5.90%, 6/15/29	86,000	86,363
Mexico City Airport Trust
3.88%, 4/30/28 (a)	200,000	188,171
5.50%, 7/31/47 (a)	650,000	538,174
Nature Conservancy (The), 1.51%, 7/1/29	300,000	250,689
Northrop Grumman Corp.
4.95%, 3/15/53	64,000	57,566
5.20%, 6/1/54	85,000	79,587
nVent Finance Sarl, 2.75%, 11/15/31	271,000	223,021
Owens Corning
5.50%, 6/15/27	441,000	444,819
3.50%, 2/15/30 (a)	125,000	113,892
Packaging Corp. of America, 5.70%, 12/1/33	136,000	138,146
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.40%, 11/15/26 (a)	1,450,000	1,384,702
6.05%, 8/1/28 (a)	94,000	96,274
5.35%, 3/30/29 (a)	60,000	59,970
6.20%, 6/15/30 (a)	114,000	118,645
Republic Services, Inc.
5.00%, 11/15/29	164,000	163,362
5.00%, 4/1/34	74,000	72,430
RTX Corp.
6.10%, 3/15/34	1,200,000	1,263,129
5.38%, 2/27/53	126,000	119,651
6.40%, 3/15/54	78,000	85,045
Ryder System, Inc.
5.25%, 6/1/28	46,000	46,091
5.50%, 6/1/29	101,000	101,959
6.60%, 12/1/33	43,000	45,917
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 2/1/28 (a)	25,000	24,940
Smurfit Kappa Treasury ULC
5.20%, 1/15/30 (a)	900,000	895,376
5.44%, 4/3/34 (a)	1,125,000	1,114,964
5.78%, 4/3/54 (a)	214,000	212,800
Sonoco Products Co., 1.80%, 2/1/25	434,000	423,610
Standard Industries, Inc./NJ
4.75%, 1/15/28 (a)	125,000	118,937
4.38%, 7/15/30 (a)	175,000	158,116

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

INDUSTRIAL (continued)
Stanley Black & Decker, Inc., 4.00% to 3/15/25 then 5 yr. CMT Rate + 2.66%, 3/15/60	$330,000	$299,516
TD SYNNEX Corp., 6.10%, 4/12/34	34,000	34,095
Tote Shipholdings LLC, 3.40%, 10/16/40	892,000	721,475
Trane Technologies Financing Ltd., 5.10%, 6/13/34	63,000	62,787
Trimble, Inc.
4.90%, 6/15/28	66,000	65,121
6.10%, 3/15/33	67,000	69,379
Vontier Corp., 2.95%, 4/1/31	7,000	5,822
Waste Connections, Inc., 2.20%, 1/15/32	206,000	167,788
Waste Management, Inc.
4.95%, 7/3/27	134,000	133,794
4.88%, 2/15/34	106,000	103,908
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	51,000	51,280
Total Industrial		24,733,173

TECHNOLOGY - 0.7%
Adobe, Inc., 4.85%, 4/4/27	59,000	59,013
Apple, Inc.
3.00%, 6/20/27	1,000,000	952,491
1.40%, 8/5/28	260,000	228,862
2.65%, 5/11/50	113,000	72,118
2.70%, 8/5/51	80,000	50,809
3.95%, 8/8/52	101,000	82,047
2.80%, 2/8/61	10,000	6,134
Applied Materials, Inc., 4.80%, 6/15/29	62,000	61,909
Broadcom, Inc.
2.45%, 2/15/31 (a)	213,000	179,370
3.42%, 4/15/33 (a)	809,000	697,478
3.14%, 11/15/35 (a)	194,000	155,353
3.19%, 11/15/36 (a)	472,000	373,524
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	350,000	349,128
2.67%, 12/1/26	815,000	761,333
Dell International LLC / EMC Corp.
8.10%, 7/15/36	115,000	137,146
3.38%, 12/15/41	176,000	128,743
Fiserv, Inc., 4.40%, 7/1/49	177,000	143,644
Foundry JV Holdco LLC, 5.88%, 1/25/34 (a)	200,000	198,290
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	214,000	200,776
5.25%, 7/1/28	146,000	146,860
Intel Corp.
4.15%, 8/5/32	1,000,000	936,520
5.63%, 2/10/43	95,000	94,092
5.60%, 2/21/54	37,000	35,851
Leidos, Inc., 4.38%, 5/15/30	127,000	120,062
Oracle Corp.
2.30%, 3/25/28	261,000	235,971
6.25%, 11/9/32	2,120,000	2,243,831
4.30%, 7/8/34	79,000	71,946
3.80%, 11/15/37	316,000	260,316
4.00%, 11/15/47	115,000	87,064

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

TECHNOLOGY (continued)
Oracle Corp. (continued)
5.55%, 2/6/53	$38,000	$35,954
QUALCOMM, Inc., 6.00%, 5/20/53	56,000	60,413
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	28,000	28,160
Texas Instruments, Inc.
4.60%, 2/15/28	96,000	95,196
5.05%, 5/18/63	110,000	102,226
Total Technology		9,392,630

UTILITIES - 4.2%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28 (a)	200,000	178,838
AEP Texas, Inc., 5.45%, 5/15/29	290,000	291,510
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	340,395
AES Corp.
5.45%, 6/1/28	98,000	97,781
2.45%, 1/15/31	203,000	167,132
7.60% to 1/15/30 then 5 yr. CMT Rate + 3.20%, 1/15/55	1,050,000	1,062,982
Alabama Power Co., 3.75%, 3/1/45	170,000	130,483
Alfa Desarrollo SpA, 4.55%, 9/27/51 (a)	198,588	149,147
Algonquin Power & Utilities Corp., 5.37%, 6/15/26 (f)	1,290,000	1,283,749
Ameren Corp., 5.70%, 12/1/26	61,000	61,483
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	218,021
Arizona Public Service Co.
6.35%, 12/15/32	630,000	661,240
3.75%, 5/15/46	500,000	369,239
Atmos Energy Corp., 5.75%, 10/15/52	17,000	17,199
Avangrid, Inc., 3.20%, 4/15/25	289,000	282,963
Calpine Corp., 3.75%, 3/1/31 (a)	325,000	287,228
CMS Energy Corp., 4.75% to 6/1/30 then 5 yr. CMT Rate + 4.12%, 6/1/50	125,000	114,468
Comision Federal de Electricidad, 4.69%, 5/15/29 (a)	400,000	374,525
Commonwealth Edison Co.
3.70%, 8/15/28	320,000	304,472
2.75%, 9/1/51	1,000,000	596,315
Connecticut Light and Power Co.
4.65%, 1/1/29	1,000,000	988,130
4.00%, 4/1/48	105,000	83,708
Consolidated Edison Co. of New York, Inc.
4.45%, 3/15/44	59,000	50,258
3.95%, 4/1/50	96,000	74,903
Consorcio Transmantaro SA, 4.70%, 4/16/34 (a)	430,000	404,378
Consumers Energy Co., 4.60%, 5/30/29	1,000,000	983,850
Dominion Energy, Inc.
3.38%, 4/1/30	230,000	207,758
2.25%, 8/15/31	1,000,000	814,591
7.00% to 6/1/34 then 5 yr. CMT Rate + 2.51%, 6/1/54	625,000	650,290
5.75% to 10/1/24 then 3 mo. LIBOR US + 3.06%, 10/1/54 (c)	59,000	58,834
DTE Electric Co.
1.90%, 4/1/28	1,000,000	896,098
3.95%, 3/1/49	1,276,000	1,005,176
DTE Energy Co., 4.88%, 6/1/28	144,000	141,738
Duke Energy Carolinas LLC
2.85%, 3/15/32	1,000,000	856,735

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

UTILITIES (continued)
Duke Energy Carolinas LLC (continued)
3.55%, 3/15/52	$56,000	$39,542
5.40%, 1/15/54	40,000	38,377
Duke Energy Corp., 5.80%, 6/15/54	80,000	77,712
Duke Energy Florida LLC
3.80%, 7/15/28	550,000	525,380
2.50%, 12/1/29	1,000,000	882,033
4.20%, 7/15/48	50,000	40,069
3.00%, 12/15/51	1,000,000	628,266
5.95%, 11/15/52	54,000	54,938
Duke Energy Indiana LLC, 2.75%, 4/1/50	930,000	562,639
Duke Energy Ohio, Inc., 5.65%, 4/1/53	40,000	38,638
Duke Energy Progress LLC, 4.00%, 4/1/52	85,000	64,549
Emera US Finance LP
3.55%, 6/15/26	225,000	215,770
4.75%, 6/15/46	203,000	167,045
Enel Finance International NV, 5.13%, 6/26/29 (a)	1,300,000	1,279,728
Engie SA
5.63%, 4/10/34 (a)	900,000	895,324
5.88%, 4/10/54 (a)	1,205,000	1,160,560
Entergy Mississippi LLC, 3.50%, 6/1/51	44,000	30,522
Entergy Texas, Inc., 4.50%, 3/30/39	453,000	400,836
Eskom Holdings SOC Ltd., 6.35%, 8/10/28 (a)	200,000	193,756
FirstEnergy Corp., 5.10%, 7/15/47	102,000	87,775
Florida Power & Light Co.
5.15%, 6/15/29	136,000	137,139
2.88%, 12/4/51	570,000	362,010
Georgia Power Co., 3.25%, 3/15/51	187,000	127,160
Indiana Michigan Power Co., 5.63%, 4/1/53	45,000	43,781
Interstate Power and Light Co.
4.10%, 9/26/28	775,000	745,446
3.50%, 9/30/49	98,000	68,615
ITC Holdings Corp., 4.95%, 9/22/27 (a)	450,000	445,778
Jersey Central Power & Light Co., 2.75%, 3/1/32 (a)	66,000	54,541
Kentucky Power Co., 7.00%, 11/15/33 (a)	201,000	212,600
KeySpan Gas East Corp., 5.99%, 3/6/33 (a)	126,000	126,850
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (a)	1,144,000	935,715
Metropolitan Edison Co., 5.20%, 4/1/28 (a)	168,000	167,848
MidAmerican Energy Co.
3.10%, 5/1/27	624,000	595,170
5.35%, 1/15/34	875,000	886,999
5.85%, 9/15/54	975,000	998,406
5.30%, 2/1/55	1,050,000	999,321
Narragansett Electric Co., 5.35%, 5/1/34 (a)	89,000	87,953
National Fuel Gas Co., 5.50%, 1/15/26	475,000	473,480
National Rural Utilities Cooperative Finance Corp.
2.85%, 1/27/25	243,000	239,280
5.10%, 5/6/27	31,000	30,995
4.15%, 12/15/32	1,000,000	921,428
New York State Electric & Gas Corp.
5.65%, 8/15/28 (a)	1,000,000	1,015,737
2.15%, 10/1/31 (a)	1,225,000	981,731

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

UTILITIES (continued)
New York State Electric & Gas Corp. (continued)
5.85%, 8/15/33 (a)	$132,000	$134,099
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/25	190,000	190,364
5.75%, 9/1/25	65,000	65,141
4.90%, 3/15/29	1,000,000	989,267
NextEra Energy Operating Partners LP, 7.25%, 1/15/29 (a)	1,016,000	1,041,877
NiSource, Inc., 5.20%, 7/1/29	505,000	503,033
Northern States Power Co./MN, 3.20%, 4/1/52	1,000,000	665,705
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	599,126
NSTAR Electric Co., 5.40%, 6/1/34	265,000	265,237
Ohio Edison Co., 5.50%, 1/15/33 (a)	930,000	924,421
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32	108,000	100,636
Pacific Gas and Electric Co.
4.95%, 6/8/25	61,000	60,462
4.30%, 3/15/45	260,000	199,858
3.95%, 12/1/47	107,000	76,625
4.95%, 7/1/50	320,000	264,391
6.70%, 4/1/53	1,000,000	1,040,561
PacifiCorp, 4.13%, 1/15/49	935,000	712,072
PPL Electric Utilities Corp.
4.85%, 2/15/34	950,000	924,392
4.15%, 6/15/48	85,000	68,871
Public Service Co. of Colorado
3.70%, 6/15/28	584,000	554,619
5.35%, 5/15/34	835,000	827,641
4.10%, 6/15/48	253,000	193,526
2.70%, 1/15/51	293,000	172,977
Public Service Co. of Oklahoma, 2.20%, 8/15/31	1,141,000	922,015
Public Service Electric and Gas Co.
2.70%, 5/1/50	420,000	263,507
5.13%, 3/15/53	800,000	758,463
Puget Sound Energy, Inc., 5.69%, 6/15/54	78,000	77,181
RWE Finance US LLC
5.88%, 4/16/34 (a)	700,000	700,782
6.25%, 4/16/54 (a)	1,195,000	1,179,995
San Diego Gas & Electric Co.
4.95%, 8/15/28	1,000,000	995,397
2.95%, 8/15/51	1,375,000	890,432
SCE Recovery Funding LLC, 2.94%, 11/15/42	1,627,000	1,313,404
Southern California Edison Co.
4.88%, 2/1/27	654,000	649,154
5.85%, 11/1/27	776,000	791,104
2.75%, 2/1/32	1,000,000	843,402
5.20%, 6/1/34	575,000	561,456
4.13%, 3/1/48	110,000	85,401
3.65%, 6/1/51	1,000,000	705,146
Southern California Gas Co.
4.30%, 1/15/49	75,000	60,008
5.60%, 4/1/54	50,000	49,079
Southwestern Public Service Co., 3.75%, 6/15/49	360,000	258,689
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 4/24/33 (a)	391,500	393,860

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS (continued)

UTILITIES (continued)
Union Electric Co.
2.63%, 3/15/51	$1,000,000	$596,166
3.90%, 4/1/52	85,000	65,027
Vistra Corp., 7.00% to 12/15/26 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	1,000,000	991,311
Vistra Operations Co. LLC
3.55%, 7/15/24 (a)	305,000	304,647
5.63%, 2/15/27 (a)	400,000	393,296
5.00%, 7/31/27 (a)	100,000	96,734
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	315,111
Total Utilities		57,082,727
TOTAL CORPORATE BONDS (Cost: $362,244,112)		344,698,935

U.S. GOVERNMENT AGENCIES - 16.7%
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 3/1/41	79,529	75,148
Pool C04420, 3.00%, 1/1/43	408,007	360,687
Pool C09044, 3.50%, 7/1/43	117,531	106,878
Pool C91967, 3.00%, 12/1/37	198,185	180,840
Pool G06784, 3.50%, 10/1/41	51,115	47,055
Pool G07025, 5.00%, 2/1/42	102,294	101,190
Pool G07028, 4.00%, 6/1/42	143,548	135,554
Pool G08654, 3.50%, 7/1/45	105,913	96,114
Pool G08658, 3.00%, 8/1/45	177,902	156,123
Pool G08721, 3.00%, 9/1/46	1,058,218	925,716
Pool G08741, 3.00%, 1/1/47	611,654	534,437
Pool G08760, 3.00%, 4/1/47	223,320	194,739
Pool G08768, 4.50%, 6/1/47	178,424	171,870
Pool G08772, 4.50%, 7/1/47	40,751	39,028
Pool G16015, 3.00%, 1/1/32	116,958	111,134
Pool G16177, 2.00%, 1/1/32	78,150	71,973
Pool G61713, 3.50%, 1/1/45	162,866	148,018
Pool G67715, 4.50%, 8/1/48	104,782	100,852
Pool Q12052, 3.50%, 10/1/42	257,832	235,272
Pool Q49494, 4.50%, 7/1/47	43,092	41,502
Pool Q52081, 3.50%, 11/1/47	128,115	115,846
Pool QA7234, 3.00%, 2/1/50	310,034	267,662
Pool QC0039, 2.50%, 3/1/51	254,040	211,779
Pool QC9556, 2.50%, 10/1/51	296,423	245,982
Pool QD1349, 3.50%, 11/1/51	435,529	390,405
Pool QE0375, 4.00%, 4/1/52	389,247	361,177
Pool QE5182, 4.50%, 6/1/52	329,857	311,409
Pool QE5382, 4.50%, 7/1/52	328,235	309,877
Pool RA7211, 4.00%, 4/1/52	505,523	463,424
Pool RA9629, 5.50%, 8/1/53	1,269,868	1,254,051
Pool SB8062, 2.50%, 9/1/35	404,782	367,640
Pool SB8189, 4.00%, 11/1/37	1,307,010	1,257,391
Pool SD1059, 3.50%, 6/1/52	1,398,419	1,241,847
Pool SD1844, 3.00%, 6/1/52	718,941	615,242
Pool SD1937, 3.00%, 3/1/52	336,449	286,537
Pool SD7551, 3.00%, 1/1/52	1,232,072	1,063,995
Pool SD8016, 3.00%, 10/1/49	55,583	47,976
Pool SD8090, 2.00%, 9/1/50	2,219,910	1,752,401

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool SD8104, 1.50%, 11/1/50	$394,021	$294,620
Pool SD8128, 2.00%, 2/1/51	3,246,558	2,548,998
Pool SD8135, 2.50%, 3/1/51	9,138,798	7,527,868
Pool SD8141, 2.50%, 4/1/51	4,948,389	4,071,788
Pool SD8142, 3.00%, 4/1/51	2,581,916	2,221,027
Pool SD8155, 2.00%, 7/1/51	2,655,520	2,089,429
Pool SD8178, 2.50%, 11/1/51	1,531,366	1,256,106
Pool SD8184, 3.00%, 12/1/51	496,074	422,575
Pool SD8195, 3.00%, 2/1/52	245,629	209,231
Pool SD8206, 3.00%, 4/1/52	789,071	672,013
Pool SD8214, 3.50%, 5/1/52	3,127,412	2,769,808
Pool SD8233, 5.00%, 7/1/52	1,815,027	1,758,281
Pool SD8244, 4.00%, 9/1/52	1,003,783	918,576
Pool SD8246, 5.00%, 9/1/52	2,683,425	2,598,933
Pool SD8265, 4.00%, 11/1/52	6,465,604	5,919,014
Pool SD8300, 5.50%, 2/1/53	838,427	827,631
Pool U90490, 4.00%, 6/1/42	3,010	2,825
Pool U99175, 4.50%, 6/1/47	22,076	21,280
Pool V83956, 4.50%, 2/1/48	95,606	91,882
Pool ZK5708, 2.50%, 6/1/28	33,017	31,601
Pool ZM2486, 3.50%, 1/1/47	128,175	114,747
Pool ZT0536, 3.50%, 3/1/48	546,742	494,048
Federal National Mortgage Association
2.63%, 9/6/24	1,000,000	994,720
0.63%, 4/22/25	1,000,000	964,258
0.88%, 8/5/30	1,265,000	1,024,824
0.00%, 3/17/31 (h)	260,000	190,138
Pool 310210, 4.00%, 5/1/44	2,162,994	2,038,515
Pool AB2459, 4.00%, 3/1/41	198,995	187,791
Pool AB6832, 3.50%, 11/1/42	202,504	184,357
Pool AE0481, 5.00%, 9/1/40	74,957	74,120
Pool AE1761, 4.00%, 9/1/40	116,542	109,981
Pool AE3049, 4.50%, 9/1/40	110,192	107,036
Pool AH3384, 3.50%, 1/1/41	153,578	141,205
Pool AL0028, 5.00%, 2/1/41	64,208	63,491
Pool AL0054, 4.50%, 2/1/41	209,194	203,201
Pool AL7343, 5.50%, 2/1/42	35,039	35,168
Pool AL8858, 4.00%, 7/1/46	196,708	184,168
Pool AL9072, 5.00%, 7/1/44	161,159	162,097
Pool AO7352, 3.50%, 8/1/42	124,431	113,564
Pool AS0212, 3.50%, 8/1/43	86,056	78,092
Pool AS4952, 3.00%, 5/1/30	82,418	78,590
Pool AS6311, 3.50%, 12/1/45	141,208	127,944
Pool AS7051, 2.50%, 4/1/31	254,330	238,088
Pool AS7568, 4.50%, 7/1/46	79,304	76,567
Pool AS7660, 2.50%, 8/1/46	434,511	366,836
Pool AS7742, 3.50%, 8/1/46	154,561	139,922
Pool AS7847, 3.00%, 9/1/46	100,399	87,686
Pool AS7877, 2.50%, 9/1/46	37,764	31,789
Pool AS8073, 2.50%, 10/1/46	109,730	91,880
Pool AS8299, 3.00%, 11/1/46	155,085	136,255
Pool AS8583, 3.50%, 1/1/47	85,923	77,772
Pool AS8960, 4.00%, 3/1/47	106,036	98,675
See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool AT2725, 3.00%, 5/1/43	$304,074	$268,164
Pool AX7677, 3.50%, 1/1/45	9,186	8,365
Pool BA3907, 3.50%, 12/1/45	194,337	176,148
Pool BC0769, 4.00%, 12/1/45	231,089	216,358
Pool BC9096, 3.50%, 12/1/46	75,020	68,114
Pool BM1278, 3.00%, 5/1/32	287,104	270,922
Pool BM3148, 4.50%, 11/1/47	34,475	33,175
Pool BM3881, 4.50%, 5/1/48	73,293	70,407
Pool BM3904, 5.00%, 5/1/48	37,826	37,310
Pool BM4012, 4.50%, 5/1/48	50,986	48,968
Pool BM4716, 3.50%, 12/1/30	22,074	21,305
Pool BM5261, 4.00%, 1/1/48	176,671	164,868
Pool BM5654, 3.50%, 6/1/48	135,299	122,407
Pool BM5839, 3.50%, 11/1/47	4,297	3,899
Pool BM6038, 4.00%, 1/1/45	8,996	8,434
Pool BP2403, 3.50%, 4/1/50	1,049,712	939,298
Pool BP6496, 2.00%, 7/1/35	2,059,562	1,822,128
Pool BP6618, 2.50%, 8/1/50	554,446	456,657
Pool BT0267, 3.00%, 9/1/51	293,798	254,379
Pool BU8763, 3.00%, 4/1/52	446,942	381,462
Pool BV2540, 4.50%, 6/1/52	157,469	148,669
Pool BW3382, 4.50%, 7/1/52	143,825	135,787
Pool CA0549, 4.00%, 10/1/47	56,065	52,276
Pool CA1020, 4.50%, 1/1/48	102,980	98,967
Pool CA1210, 4.50%, 2/1/48	17,060	16,398
Pool CA5083, 3.50%, 1/1/35	87,738	83,528
Pool CA6414, 3.00%, 7/1/50	3,584,995	3,108,034
Pool CB2095, 3.00%, 11/1/51	4,220,850	3,596,980
Pool CB2211, 2.50%, 11/1/51	273,091	223,762
Pool CB2795, 3.00%, 2/1/52	413,557	352,325
Pool CB3599, 3.50%, 5/1/52	478,907	427,073
Pool CB3715, 3.50%, 6/1/37	800,311	759,638
Pool CB3905, 3.50%, 6/1/52	498,546	441,579
Pool FM1001, 3.50%, 11/1/48	176,628	159,797
Pool FM1361, 3.50%, 12/1/46	84,011	76,789
Pool FM2309, 3.50%, 3/1/49	153,106	138,020
Pool FM3664, 4.00%, 3/1/49	1,086,013	1,007,569
Pool FM4216, 3.50%, 6/1/49	63,237	56,865
Pool FM4962, 3.00%, 2/1/47	928,755	819,213
Pool FM6272, 2.50%, 2/1/51	192,321	161,018
Pool FM6687, 2.50%, 4/1/51	317,266	264,555
Pool FM8325, 2.50%, 7/1/35	759,044	707,085
Pool FM8422, 2.50%, 8/1/51	885,438	726,647
Pool FS0548, 2.50%, 2/1/52	2,112,818	1,745,444
Pool FS0759, 3.50%, 2/1/52	850,289	760,040
Pool FS1228, 3.00%, 3/1/52	427,227	366,243
Pool FS1533, 3.00%, 4/1/52	375,919	323,602
Pool FS1535, 3.00%, 4/1/52	98,453	84,391
Pool FS5179, 5.00%, 6/1/53	513,680	500,850
Pool FS5848, 2.50%, 12/1/51	1,297,533	1,068,547
Pool MA1178, 4.00%, 9/1/42	22,332	20,937
Pool MA1221, 4.50%, 9/1/42	1,978	1,904
Pool MA1439, 2.50%, 5/1/43	186,623	158,016

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool MA1711, 4.50%, 12/1/43	$11,292	$10,870
Pool MA2806, 3.00%, 11/1/46	184,140	160,358
Pool MA2863, 3.00%, 1/1/47	184,644	161,364
Pool MA2959, 3.50%, 4/1/47	255,575	230,394
Pool MA3076, 2.50%, 7/1/32	198,123	184,052
Pool MA3114, 2.50%, 8/1/32	215,683	200,865
Pool MA3120, 3.50%, 9/1/47	116,565	105,020
Pool MA3121, 4.00%, 9/1/47	135,635	126,371
Pool MA3124, 2.50%, 9/1/32	209,702	195,294
Pool MA3182, 3.50%, 11/1/47	36,029	32,589
Pool MA3211, 4.00%, 12/1/47	84,474	78,948
Pool MA3307, 4.50%, 3/1/48	60,325	57,950
Pool MA3333, 4.00%, 4/1/48	61,439	57,223
Pool MA3383, 3.50%, 6/1/48	130,198	117,548
Pool MA3871, 3.00%, 12/1/49	296,211	255,735
Pool MA3937, 3.00%, 2/1/50	742,420	640,968
Pool MA4017, 3.00%, 5/1/40	185,893	166,081
Pool MA4027, 3.50%, 5/1/40	63,863	59,193
Pool MA4119, 2.00%, 9/1/50	2,803,285	2,214,036
Pool MA4156, 2.50%, 10/1/35	1,294,384	1,168,479
Pool MA4157, 1.50%, 10/1/50	364,447	273,280
Pool MA4158, 2.00%, 10/1/50	1,418,008	1,119,349
Pool MA4159, 2.50%, 10/1/50	283,854	233,820
Pool MA4182, 2.00%, 11/1/50	359,524	283,840
Pool MA4204, 2.00%, 12/1/40	446,200	376,589
Pool MA4209, 1.50%, 12/1/50	1,667,280	1,250,582
Pool MA4236, 1.50%, 1/1/51	475,479	355,698
Pool MA4237, 2.00%, 1/1/51	370,511	293,161
Pool MA4255, 2.00%, 2/1/51	404,333	317,501
Pool MA4268, 2.00%, 2/1/41	371,792	312,813
Pool MA4302, 1.50%, 4/1/36	220,972	189,983
Pool MA4306, 2.50%, 4/1/51	1,424,726	1,172,191
Pool MA4325, 2.00%, 5/1/51	5,888,439	4,630,859
Pool MA4328, 1.50%, 5/1/36	270,541	232,198
Pool MA4329, 2.00%, 5/1/36	428,291	378,644
Pool MA4333, 2.00%, 5/1/41	752,132	629,097
Pool MA4355, 2.00%, 6/1/51	4,164,822	3,271,368
Pool MA4359, 1.50%, 6/1/36	283,153	242,797
Pool MA4377, 1.50%, 7/1/51	569,256	425,250
Pool MA4378, 2.00%, 7/1/51	607,502	477,319
Pool MA4382, 1.50%, 7/1/36	1,034,063	886,474
Pool MA4497, 2.00%, 12/1/36	407,398	358,398
Pool MA4565, 3.50%, 3/1/52	1,360,884	1,208,940
Pool MA4579, 3.00%, 4/1/52	484,684	412,849
Pool MA4580, 3.50%, 4/1/52	627,643	555,918
Pool MA4600, 3.50%, 5/1/52	503,077	445,588
Pool MA4624, 3.00%, 6/1/52	167,449	142,619
Pool MA4626, 4.00%, 6/1/52	430,163	393,926
Pool MA4644, 4.00%, 5/1/52	1,451,882	1,330,872
Pool MA4653, 3.00%, 7/1/52	911,574	776,334
Pool MA4655, 4.00%, 7/1/52	1,119,458	1,024,476
Pool MA4684, 4.50%, 6/1/52	2,528,021	2,386,742
Pool MA4699, 3.50%, 8/1/52	1,345,607	1,191,769

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association (continued)
Pool MA4700, 4.00%, 8/1/52	$4,483,856	$4,105,450
Pool MA4701, 4.50%, 8/1/52	4,004,804	3,776,035
Pool MA4709, 5.00%, 7/1/52	738,029	715,044
Pool MA4732, 4.00%, 9/1/52	2,316,643	2,122,278
Pool MA4733, 4.50%, 9/1/52	9,113,456	8,598,722
Pool MA4737, 5.00%, 8/1/52	1,108,257	1,073,742
Pool MA4761, 5.00%, 9/1/52	182,161	176,427
Pool MA4783, 4.00%, 10/1/52	7,596,935	6,952,353
Pool MA4784, 4.50%, 10/1/52	661,379	624,417
Pool MA4785, 5.00%, 10/1/52	4,751,656	4,600,491
Pool MA4805, 4.50%, 11/1/52	4,438,260	4,186,273
Pool MA4807, 5.50%, 11/1/52	2,846,145	2,815,651
Pool MA4842, 5.50%, 12/1/52	2,087,834	2,060,194
Pool MA4918, 5.00%, 2/1/53	1,799,352	1,740,764
Pool MA4919, 5.50%, 2/1/53	942,435	930,189
Pool MA4942, 6.00%, 3/1/53	733,415	736,490
Pool MA4963, 3.50%, 3/1/53	1,768,729	1,566,205
Pool MA4978, 5.00%, 4/1/53	514,894	498,049
Pool MA5011, 6.00%, 5/1/53	1,793,472	1,801,336
Pool MA5038, 5.00%, 6/1/53	2,687,141	2,597,362
Pool MA5039, 5.50%, 6/1/53	2,498,526	2,465,293
Pool MA5106, 5.00%, 8/1/53	1,665,540	1,610,321
Pool MA5138, 5.50%, 9/1/53	2,582,098	2,546,984
Pool MA5139, 6.00%, 9/1/53	4,939,112	4,954,321
Pool MA5165, 5.50%, 10/1/53	4,092,279	4,036,629
Pool MA5247, 6.00%, 1/1/54	1,122,293	1,125,628
Ginnie Mae I Pool
Pool BU5340, 3.00%, 4/15/50	170,216	148,590
Ginnie Mae II Pool
Pool 4540, 4.50%, 9/20/39	66,612	65,041
Pool 4853, 4.00%, 11/20/40	64,670	61,442
Pool 5115, 4.50%, 7/20/41	38,526	37,577
Pool 5304, 3.50%, 2/20/42	132,308	121,270
Pool 785163, 3.50%, 10/20/50	57,235	51,676
Pool 785559, 3.00%, 7/20/51	233,533	203,134
Pool BX3679, 3.00%, 8/20/50	250,223	217,375
Pool BX3680, 3.00%, 8/20/50	314,099	272,866
Pool BX3681, 3.00%, 8/20/50	218,918	190,181
Pool BY0325, 2.50%, 10/20/50	1,262,418	1,050,268
Pool BY0330, 3.00%, 10/20/50	118,390	102,848
Pool BY0331, 3.00%, 10/20/50	234,972	204,680
Pool BY0338, 3.50%, 8/20/50	141,884	128,278
Pool BY0339, 3.50%, 8/20/50	145,057	131,619
Pool BY0340, 3.50%, 8/20/50	127,032	114,614
Pool MA0220, 3.50%, 7/20/42	192,938	176,930
Pool MA0534, 3.50%, 11/20/42	87,521	80,281
Pool MA0624, 3.00%, 12/20/42	161,347	143,413
Pool MA2964, 5.00%, 7/20/45	95,265	95,230
Pool MA3034, 3.50%, 8/20/45	33,878	30,914
Pool MA3105, 3.50%, 9/20/45	33,813	30,849
Pool MA3309, 3.00%, 12/20/45	49,605	43,984
Pool MA3455, 4.00%, 2/20/46	134,262	126,565
Pool MA3522, 4.00%, 3/20/46	50,999	48,096

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Ginnie Mae II Pool (continued)
Pool MA3597, 3.50%, 4/20/46	$48,602	$44,283
Pool MA3936, 3.00%, 9/20/46	72,453	64,028
Pool MA4003, 3.00%, 10/20/46	151,234	133,628
Pool MA4125, 2.50%, 12/20/46	71,263	60,731
Pool MA4127, 3.50%, 12/20/46	274,748	250,077
Pool MA4261, 3.00%, 2/20/47	176,438	155,917
Pool MA4264, 4.50%, 2/20/47	23,830	23,038
Pool MA4381, 3.00%, 4/20/47	119,579	105,561
Pool MA4452, 4.00%, 5/20/47	73,584	68,637
Pool MA4653, 4.00%, 8/20/47	37,995	35,626
Pool MA4654, 4.50%, 8/20/47	36,316	35,063
Pool MA4720, 4.00%, 9/20/47	571,120	535,515
Pool MA4837, 3.50%, 11/20/47	91,076	82,652
Pool MA4899, 3.00%, 12/20/47	53,275	46,996
Pool MA4961, 3.00%, 1/20/48	110,948	97,929
Pool MA4962, 3.50%, 1/20/48	93,745	85,056
Pool MA4964, 4.50%, 1/20/48	113,382	109,364
Pool MA5079, 4.50%, 3/20/48	22,384	21,601
Pool MA5331, 4.50%, 7/20/48	44,955	43,310
Pool MA5594, 3.50%, 11/20/48	374,905	340,493
Pool MA5987, 4.50%, 6/20/49	125,955	120,824
Pool MA6153, 3.00%, 9/20/49	85,707	75,179
Pool MA6338, 3.00%, 12/20/49	172,200	150,763
Pool MA6409, 3.00%, 1/20/50	399,420	350,437
Pool MA7135, 2.00%, 1/20/51	585,815	474,515
Pool MA7254, 2.00%, 3/20/51	343,029	277,723
Pool MA7367, 2.50%, 5/20/51	4,141,471	3,481,112
Pool MA7419, 3.00%, 6/20/51	371,935	324,528
Pool MA7471, 2.00%, 7/20/51	419,214	339,316
Pool MA7534, 2.50%, 8/20/51	307,621	258,639
Pool MA7648, 2.00%, 10/20/51	177,664	143,802
Pool MA7767, 2.50%, 12/20/51	1,501,791	1,262,559
Pool MA7768, 3.00%, 12/20/51	1,188,313	1,036,093
Pool MA7828, 3.00%, 1/20/52	429,667	374,329
Pool MA7829, 3.50%, 1/20/52	853,964	767,511
Pool MA7883, 3.50%, 2/20/52	2,267,239	2,035,626
Pool MA8043, 3.00%, 5/20/52	473,042	412,117
Pool MA8149, 3.50%, 7/20/52	2,570,549	2,307,934
Pool MA8267, 4.00%, 9/20/52	4,720,457	4,362,080
Pool MA8428, 5.00%, 11/20/52	610,917	595,757
Pool MA8487, 3.50%, 12/20/52	2,446,947	2,196,969
Pool MA8489, 4.50%, 12/20/52	1,617,011	1,538,950
Pool MA8646, 4.50%, 2/20/53	1,841,801	1,752,561
Pool MA8647, 5.00%, 2/20/53	1,576,094	1,535,907
Pool MA9101, 3.00%, 8/20/53	3,224,935	2,809,685
Pool MA9108, 6.50%, 8/20/53	4,135,323	4,203,185
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	117,983
U.S. Department of Housing and Urban Development, 2.87%, 8/1/27	1,000,000	945,145
U.S. International Development Finance Corporation
1.65%, 4/15/28	1,000,000	905,289
1.05%, 10/15/29	652,411	583,918
3.43%, 6/1/33	880,743	826,342
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $240,904,910)		228,640,332

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 11.0%
ABPCI Direct Lending Fund ABS Ltd., Series 2020-1A, Class A, 3.20%, 12/20/30 (a)	$1,340,434	$1,321,133
ACHV ABS TRUST, Series 2023-1PL, Class B, 6.80%, 3/18/30 (a)	252,472	252,618
Adams Outdoor Advertising LP, Series 2023-1, Class A2, 6.97%, 7/15/53 (a)	500,000	517,297
Affirm, Inc., Series 2024-A, Class 1A, 5.61%, 2/15/29 (a)	1,600,000	1,594,786
Air Canada, Series 2013-1, 4.13%, 5/15/25 (a)	1,248,024	1,221,369
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/47 (a)	1,000,000	1,005,566
Series 2023-1A, Class A2, 6.00%, 8/17/48 (a)	1,180,000	1,180,673
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class C, 1.41%, 8/18/27	300,000	281,417
Series 2023-2, Class C, 6.00%, 7/18/29	500,000	506,558
Anchorage Capital CLO Ltd., Series 2021-17A, Class A1, 6.76% (3 mo. Term SOFR + 1.43%), 7/15/34 (a)	2,000,000	2,002,500
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/66 (a)(d)	100,000	69,172
ArrowMark Colorado Holdings, Series 2021-13A, Class A1, 6.78% (3 mo. Term SOFR + 1.45%), 7/15/34 (a)	1,000,000	1,000,497
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 6.69% (3 mo. Term SOFR + 1.36%), 7/26/31 (a)	734,123	734,435
Avis Budget Car Rental LLC
Series 2021-1A, Class A, 1.38%, 8/20/27 (a)	800,000	738,596
Series 2021-2A, Class A, 1.66%, 2/20/28 (a)	900,000	823,385
Series 2022-1A, Class A, 3.83%, 8/21/28 (a)	1,000,000	955,159
Series 2023-2A, Class A, 5.20%, 10/20/27 (a)	400,000	397,938
Series 2023-3A, Class A, 5.44%, 2/22/28 (a)	600,000	599,521
Series 2023-4A, Class A, 5.49%, 6/20/29 (a)	2,000,000	2,003,706
Series 2024-1A, Class A, 5.36%, 6/20/30 (a)	500,000	497,684
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class AR, 6.71% (3 mo. Term SOFR + 1.38%), 1/20/32 (a)	993,874	993,874
Series 2021-1A, Class A, 6.79% (3 mo. Term SOFR + 1.46%), 7/20/34 (a)	1,000,000	1,000,700
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/35 (a)	1,690,000	1,681,269
Series 2023-B, Class B, 7.45%, 12/17/36 (a)	540,000	556,569
Barrow Hanley Ltd., Series 2024-3A, Class A1, 6.94% (3 mo. Term SOFR + 1.62%), 4/20/37 (a)	3,000,000	3,009,102
Bellemeade Re Ltd., Series 2022-1, Class M1A, 7.09% (30 day avg SOFR US + 1.75%), 1/26/32 (a)	172,421	172,681
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 5/20/53 (a)	1,300,000	1,279,633
BlueMountain CLO Ltd., Series 2021-31A, Class A1, 6.74% (3 mo. Term SOFR + 1.41%), 4/19/34 (a)	3,000,000	3,005,946
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/37 (a)	595,822	573,867
Series 2024-1A, Class B, 6.92%, 5/15/39 (a)	1,390,417	1,411,688
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 6.71% (3 mo. Term SOFR + 1.38%), 7/20/34 (a)	1,500,000	1,501,624
CarMax Auto Owner Trust
Series 2021-1, Class C, 0.94%, 12/15/26	400,000	385,724
Series 2021-2, Class C, 1.34%, 2/16/27	200,000	191,918
Series 2021-3, Class C, 1.25%, 5/17/27	190,000	179,783
Series 2021-4, Class C, 1.38%, 7/15/27	200,000	188,181
Series 2022-1, Class C, 2.20%, 11/15/27	300,000	282,850
Series 2022-1, Class D, 2.47%, 7/17/28	100,000	94,029
CarVal CLO, Series 2023-1A, Class A1, 7.52% (3 mo. Term SOFR + 2.20%), 1/20/35 (a)	2,000,000	2,003,006
CBAM Ltd., Series 2020-12A, Class AR, 6.77% (3 mo. Term SOFR + 1.44%), 7/20/34 (a)	1,750,000	1,752,060
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	578,338
Cogent Communications Holdings, Inc., Series 2024-1A, Class A2, 7.92%, 5/25/54 (a)	2,200,000	2,239,691

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Commonbond Student Loan Trust
Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	$24,991	$23,590
Series 2020-AGS, Class A, 1.98%, 8/25/50 (a)	161,231	140,688
Credit Acceptance Corp.
Series 2021-4, Class C, 1.94%, 2/18/31 (a)	830,000	799,828
Series 2023-5A, Class C, 7.30%, 4/17/34 (a)	1,000,000	1,025,573
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(d)	108,622	102,251
Delta Air Lines, Inc., Series 2015-1, 3.88%, 7/30/27	351,290	331,908
DigitalBridge Issuer LLC, Series 2021-1A, Class A2, 3.93%, 9/25/51 (a)	1,020,000	934,771
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 6.56% (1 mo. Term SOFR + 1.21%), 5/25/37 (a)	2,713	2,690
FedEx Corp., Series 2020-1AA, 1.88%, 2/20/34	55,274	45,854
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/51 (a)	1,700,000	1,563,799
Ford Credit Auto Owner Trust
Series 2020-2, Class A, 1.06%, 4/15/33 (a)	200,000	188,894
Series 2021-1, Class A, 1.37%, 10/17/33 (a)	3,000,000	2,797,453
Series 2021-1, Class B, 1.61%, 10/17/33 (a)	120,000	111,811
Series 2021-2, Class B, 1.91%, 5/15/34 (a)	100,000	92,076
Ford Credit Floorplan LLC, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	568,921
Ford Motor Co., Series 2024-1, Class A1, 5.29%, 4/15/29 (a)	2,100,000	2,113,215
Frontier Communications Parent, Inc., Series 2024-1, Class A2, 6.19%, 6/20/54 (a)	590,000	589,889
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 1/19/27	300,000	285,817
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/40 (a)	675,696	625,562
Series 2020-2A, Class A, 2.26%, 11/19/40 (a)	176,826	163,745
Series 2020-2A, Class B, 3.32%, 11/19/40 (a)	147,350	136,044
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 4/16/29	500,000	512,047
Series 2023-4, Class C, 6.41%, 5/16/29	300,000	307,801
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 6/12/34 (a)	100,000	91,246
Series 2023-2, Class A, 5.77%, 8/11/36 (a)	500,000	512,924
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 1/22/29 (a)	425,402	411,230
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 5/20/48 (a)	286,734	224,662
Series 2021-5CS, Class A, 2.31%, 10/20/48 (a)	1,120,365	892,956
Series 2022-1GS, Class A, 2.70%, 1/20/49 (a)	800,844	659,399
Series 2022-3CS, Class A, 4.95%, 7/20/49 (a)	870,987	809,820
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	240,131	223,345
Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	110,546	98,921
Series 2020-1A, Class A, 2.59%, 9/20/57 (a)	418,507	340,081
Hertz Corp., Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	400,000	365,057
Hertz Global Holdings, Inc., Series 2022-2A, Class A, 2.33%, 6/26/28 (a)	1,100,000	1,008,748
Hertz Vehicle Financing LLC
Series 2023-2A, Class C, 7.13%, 9/25/29 (a)	900,000	909,534
Series 2023-3A, Class A, 5.94%, 2/25/28 (a)	500,000	502,224
Home Equity Asset Trust, Series 2003-1, Class M1, 6.96% (1 mo. Term SOFR + 1.61%), 6/25/33	2,063	1,982
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 1/17/41 (a)	351,792	308,385
Hotwire Funding LLC, Series 2024-1A, Class B, 6.67%, 6/20/54 (a)	1,500,000	1,518,014
IPFS Corp., Series 2022-D, Class A, 4.27%, 8/15/27 (a)	2,350,000	2,316,640
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 6.79% (3 mo. Term SOFR + 1.46%), 10/20/34 (a)	1,125,000	1,126,543

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	$15,244	$14,936
Lendmark Funding Trust, Series 2024-1A, Class A, 5.53%, 6/21/32 (a)	2,000,000	2,004,846
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 7/25/48	971,240	895,616
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 1/20/48 (a)	595,309	477,906
Series 2021-2GS, Class A, 2.22%, 3/20/48 (a)	335,740	263,209
Madison Park Funding Ltd., Series 2019-37A, Class AR2, 6.85% (3 mo. Term SOFR + 1.53%), 4/15/37 (a)	3,000,000	3,020,241
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.86%, 3/20/36 (a)	1,710,000	1,582,278
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/35 (a)	346,236	332,323
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 7/25/60 (a)(d)	428,113	377,625
MidOcean Credit CLO, Series 2018-9A, Class A1, 6.74% (3 mo. Term SOFR + 1.41%), 7/20/31 (a)	324,391	324,391
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	166,807	164,328
Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	283,646
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 4/22/31 (a)	1,860,606	1,776,979
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 4/20/46 (a)	408,004	352,099
Series 2020-2A, Class A, 1.44%, 8/20/46 (a)	464,649	389,196
Series 2021-1A, Class B, 2.05%, 12/20/46 (a)	533,322	414,729
Series 2021-3A, Class A, 1.44%, 6/20/52 (a)	1,121,237	902,958
Series 2021-3A, Class C, 1.77%, 6/20/52 (a)	377,883	316,983
Series 2022-3A, Class A, 6.10%, 6/20/53 (a)	793,063	799,677
Mountain View Funding CLO, Series 2015-9A, Class A1R, 6.71% (3 mo. Term SOFR + 1.38%), 7/15/31 (a)	900,881	900,881
NADG NNN Operating LP, Series 2019-1, Class A, 3.37%, 12/28/49 (a)	374,975	364,623
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	639,803	605,141
Navient Student Loan Trust
Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	2,785	2,778
Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	69,957	67,636
Series 2020-BA, Class A2, 2.12%, 1/15/69 (a)	114,801	106,515
Series 2020-DA, Class A, 1.69%, 5/15/69 (a)	89,246	81,944
Newtek Small Business Loan Trust
Series 2018-1, Class A, 7.95% (Prime Rate + (0.55%)), 2/25/44 (a)	130,194	129,232
Series 2018-1, Class B, 9.25% (Prime Rate + 0.75%), 2/25/44 (a)	62,656	62,297
NFAS2 LLC, Series 2022-1, Class A, 6.86%, 9/15/28 (a)	830,000	819,939
NGC 2024-I Ltd., Series 2024-1A, Class A1, 6.93% (3 mo. Term SOFR + 1.60%), 7/20/37 (a)	3,000,000	3,001,500
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 6/15/29 (a)	1,340,000	1,348,182
Northwoods Capital Ltd., Series 2017-15A, Class A1R, 6.82% (3 mo. Term SOFR + 1.47%), 6/20/34 (a)	2,000,000	2,003,390
NXT Capital CLO LLC, Series 2020-1A, Class C, 8.94% (3 mo. Term SOFR + 3.61%), 1/20/31 (a)	1,620,000	1,621,000
Oaktown Re, Series 2021-2, Class M1A, 6.94% (30 day avg SOFR US + 1.60%), 4/25/34 (a)	306,468	306,709
Ocean Trails CLO, Series 2014-5A, Class ARR, 6.87% (3 mo. Term SOFR + 1.54%), 10/13/31 (a)	1,125,507	1,125,960
OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.58% (3 mo. Term SOFR + 1.25%), 1/15/33 (a)	1,000,000	1,000,000
OFSI Fund Ltd., Series 2023-12A, Class A1, 7.72% (3 mo. Term SOFR + 2.40%), 1/20/35 (a)	2,000,000	2,011,328
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	690,870	681,060
Series 2021-1A, Class B, 1.26%, 7/14/28 (a)	600,000	560,053
Series 2021-1A, Class C, 1.42%, 7/14/28 (a)	500,000	464,479
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 9/14/35 (a)	600,000	560,243

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust (continued)
Series 2021-1A, Class A2, 6.09% (30 day avg SOFR US + 0.76%), 6/16/36 (a)	$600,000	$598,757
Series 2022-3A, Class A, 5.94%, 5/15/34 (a)	1,350,000	1,353,562
Series 2023-2A, Class A1, 5.84%, 9/15/36 (a)	1,200,000	1,214,552
Series 2023-2A, Class B, 6.17%, 9/15/36 (a)	1,070,000	1,087,910
Oportun Financial Corp., Series 2021-B, Class C, 3.65%, 5/8/31 (a)	1,208,423	1,158,825
Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.72%, 2/15/31 (a)	2,700,000	2,707,852
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 5.97% (30 day avg SOFR US + 0.64%), 5/25/70 (a)	265,112	262,896
PHH Arval, Series 2024-1A, Class A1, 5.52%, 5/15/36 (a)	484,458	484,133
ReadyCap Commercial LLC, Series 2019-2, Class A, 8.00% (Prime Rate + (0.50%)), 12/27/44 (a)	107,087	107,204
Regatta Funding Ltd., Series 2016-1A, Class A1R2, 6.76% (3 mo. Term SOFR + 1.41%), 6/20/34 (a)	1,500,000	1,504,833
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/30 (a)	91,993	90,970
Series 2021-1, Class A, 1.68%, 3/17/31 (a)	1,225,761	1,192,789
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	146,122	133,945
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/56 (a)	605,164	479,008
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/30 (a)	219,267	217,884
Series 2020-A, Class B, 3.54%, 11/20/30 (a)	600,000	590,690
ROMARK CLO LLC, Series 2018-1A, Class A1, 6.62% (3 mo. Term SOFR + 1.29%), 4/20/31 (a)	1,422,438	1,423,058
Sabey Data Center Issuer LLC
Series 2020-1, Class A2, 3.81%, 4/20/45 (a)	740,000	724,609
Series 2022-1, Class A2, 5.00%, 6/20/47 (a)	600,000	568,881
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/31	600,000	608,120
Series 2023-5, Class C, 6.43%, 2/18/31	900,000	925,841
Series 2023-6, Class B, 5.98%, 4/16/29	300,000	303,167
Series 2023-6, Class C, 6.40%, 3/17/31	100,000	102,798
Series 2024-2, Class C, 5.84%, 6/17/30	500,000	505,853
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 5/15/30	200,000	198,204
Santander Drive Auto Receivables LLC, Series 2021-2, Class D, 1.35%, 7/15/27	368,324	358,765
SBA Depositor LLC, Series 2022-1, 6.60%, 1/15/28 (a)	1,000,000	1,020,569
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 1/22/30 (a)	100,000	101,175
Series 2023-1A, Class C, 5.97%, 2/20/31 (a)	100,000	101,438
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	44,319	43,006
Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	99,072	92,943
Series 2020-A, Class A2FX, 2.54%, 5/15/46 (a)	180,413	168,977
Series 2020-C, Class AFX, 1.95%, 2/15/46 (a)	97,953	89,495
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/48 (a)	1,270,000	1,266,679
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 7.04% (1 mo. Term SOFR + 1.71%), 7/15/38 (a)	470,000	461,643
Series 2019-FL1, Class C, 7.39% (1 mo. Term SOFR + 2.06%), 7/15/38 (a)	280,000	274,717
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 6.36% (1 mo. Term SOFR + 1.01%), 9/25/34	8,154	7,744
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/50 (a)	1,620,000	1,532,277
Series 2023-1A, Class A2, 5.60%, 2/20/53 (a)	1,000,000	992,366

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 8/22/50 (a)	$943,061	$916,547
Series 2023-GRID1, Class 1A, 5.75%, 12/20/50 (a)	908,263	914,137
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 4/30/49 (a)	216,631	203,266
Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	311,264	288,188
Series 2021-2A, Class A, 2.27%, 1/30/57 (a)	1,113,831	910,505
Series 2022-1A, Class A, 4.75%, 7/30/57 (a)	920,453	846,280
Series 2023-2A, Class A1, 6.60%, 1/30/59 (a)	1,256,438	1,245,791
Series 2024-1A, Class A, 6.27%, 2/1/55 (a)	517,432	519,728
Symphony CLO Ltd., Series 2012-9A, Class CR3, 8.09% (3 mo. Term SOFR + 2.76%), 7/16/32 (a)	1,840,000	1,825,907
TCW ClO 2017-1 LLC, Series 2017-1A, Class A1RR, 6.77% (3 mo. Term SOFR + 1.44%), 10/29/34 (a)	750,000	750,788
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 8/20/25 (a)	508,011	508,315
Series 2023-A, Class A3, 5.89%, 6/22/26 (a)	500,000	501,069
Series 2023-B, Class A3, 6.13%, 9/21/26 (a)	1,222,000	1,228,699
Series 2023-B, Class B, 6.57%, 8/20/27 (a)	1,090,000	1,100,846
Series 2024-A, Class A3, 5.30%, 6/21/27 (a)	1,170,000	1,166,941
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/28 (a)	1,200,000	1,201,326
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 7.53% (3 mo. Term SOFR + 2.20%), 7/15/34 (a)	1,500,000	1,520,541
Towd Point Mortgage Trust
Series 2020-4, Class A1, 1.75%, 10/25/60 (a)	119,062	105,375
Series 2021-SJ1, Class A1, 2.25%, 7/25/68 (a)(d)	302,525	283,439
Series 2021-SJ2, Class A1A, 2.25%, 12/25/61 (a)(d)	445,762	423,689
Series 2024-CES3, Class A1, 6.29%, 5/25/64 (a)(d)	600,000	602,438
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (a)	300,000	288,800
Trimaran CAVU LLC, Series 2019-1A, Class A1, 7.05% (3 mo. Term SOFR + 1.72%), 7/20/32 (a)	500,000	500,649
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/66 (a)(d)	106,366	89,306
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/31 (a)	546,990	518,683
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	216,073	198,519
Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	457,720	425,585
Voya CLO Ltd., Series 2019-3A, Class AR, 6.66% (3 mo. Term SOFR + 1.34%), 10/17/32 (a)	2,500,000	2,500,200
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	447,476	428,731
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.74%, 8/15/28 (a)	1,600,000	1,598,353
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 4/18/38 (a)	1,024,289	1,024,355
Wind River CLO Ltd., Series 2016-1KRA, Class A1R2, 6.80% (3 mo. Term SOFR + 1.47%), 10/15/34 (a)	750,000	750,559
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/27	100,000	95,108
TOTAL ASSET-BACKED SECURITIES (Cost: $153,888,220)		151,134,607

U.S. GOVERNMENT OBLIGATIONS - 10.1%
U.S. Treasury Bonds
1.88%, 2/15/41	350,000	239,490
2.25%, 5/15/41	6,225,000	4,503,885
1.75%, 8/15/41	2,133,000	1,409,446
2.38%, 2/15/42	14,425,000	10,500,949
2.75%, 11/15/42	525,000	402,343
4.00%, 11/15/42	200,000	184,312
2.88%, 5/15/43	4,650,000	3,611,016

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.88%, 5/15/43	$2,552,000	$2,302,582
4.75%, 11/15/43	775,000	785,293
4.63%, 5/15/44	20,153,000	20,115,213
3.38%, 11/15/48	8,835,000	7,175,331
2.25%, 8/15/49	8,145,000	5,264,343
2.00%, 2/15/50	3,730,000	2,265,246
2.00%, 8/15/51	62,000	37,244
2.25%, 2/15/52	960,000	611,550
4.00%, 11/15/52	184,000	167,627
3.63%, 2/15/53	2,177,000	1,851,981
3.63%, 5/15/53	31,000	26,380
4.13%, 8/15/53	190,000	176,930
4.75%, 11/15/53	2,792,900	2,887,160
4.25%, 2/15/54	16,182,000	15,408,298
U.S. Treasury Notes
0.38%, 11/30/25	9,945,000	9,330,042
4.88%, 5/31/26	2,922,000	2,927,935
4.63%, 6/15/27	2,587,000	2,594,478
0.50%, 10/31/27	2,755,000	2,418,266
4.13%, 10/31/27	320,000	316,412
4.00%, 6/30/28	125,000	123,101
1.13%, 8/31/28	1,000,000	876,133
4.38%, 8/31/28	90,000	89,895
4.00%, 1/31/29	52,000	51,200
4.50%, 5/31/29	17,117,400	17,233,745
4.00%, 10/31/29	320,000	314,587
3.75%, 5/31/30	41,000	39,704
3.75%, 6/30/30	167,000	161,651
4.38%, 11/30/30	72,000	72,059
3.75%, 12/31/30	225,000	217,353
4.00%, 1/31/31	160,000	156,781
4.63%, 5/31/31	234,000	237,802
1.88%, 2/15/32	177,000	148,583
2.88%, 5/15/32	67,000	60,365
2.75%, 8/15/32	3,327,000	2,960,640
3.38%, 5/15/33	183,000	169,597
3.88%, 8/15/33	32,000	30,785
4.00%, 2/15/34	160,000	155,300
4.38%, 5/15/34	10,751,000	10,754,360
U.S. Treasury STRIP Coupon
Zero Coupon, 5/15/38 (h)	190,000	100,133
Zero Coupon, 5/15/40 (h)	115,000	54,350
Zero Coupon, 11/15/40 (h)	1,155,000	530,792
Zero Coupon, 2/15/41 (h)	1,005,000	456,340
Zero Coupon, 5/15/41 (h)	6,840,000	3,063,739
Zero Coupon, 8/15/41 (h)	205,000	90,439
Zero Coupon, 11/15/41 (h)	440,000	191,430
Zero Coupon, 2/15/42 (h)	1,090,000	467,877
Zero Coupon, 5/15/42 (h)	80,000	33,890
Zero Coupon, 11/15/42 (h)	820,000	338,488
Zero Coupon, 8/15/43 (h)	480,000	190,931
Zero Coupon, 2/15/44 (h)	1,020,000	395,766
Zero Coupon, 5/15/44 (h)	205,000	78,631

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIP Coupon (continued)
Zero Coupon, 8/15/44 (h)	$975,000	$369,351
Zero Coupon, 11/15/44 (h)	490,000	183,577
Zero Coupon, 2/15/45 (h)	265,000	98,131
Zero Coupon, 11/15/45 (h)	560,000	200,445
Zero Coupon, 2/15/46 (h)	405,000	143,481
Zero Coupon, 5/15/50 (h)	185,000	55,214
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $146,009,577)		138,410,398

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.8%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.69% (1 mo. Term SOFR + 2.36%), 4/15/34 (a)	1,000,000	765,951
American Tower Depositor Sub LLC, Series 2023-1, 5.49%, 3/15/28 (a)	1,400,000	1,405,551
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/61	563,627	540,698
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,186,816	979,204
Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	398,321
BANK5 2023-5YR1, Series 2023-5YR1, Class A3, 6.26%, 4/15/56 (d)	2,100,000	2,149,877
BANK5 2023-5YR2, Series 2023-5YR2, Class A3, 6.66%, 7/15/56 (d)	3,000,000	3,121,883
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/56 (d)	1,900,000	1,994,507
Series 2023-C21, Class A2, 6.51%, 9/15/56 (d)	800,000	821,466
Series 2024-5C27, Class A3, 6.01%, 7/15/57	900,000	925,160
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 7/15/51	500,000	483,402
Series 2019-B10, Class 3CCA, 4.03%, 3/15/62 (a)(d)	250,000	178,980
Series 2019-B10, Class A3, 3.46%, 3/15/62	847,287	784,462
Series 2020-B19, Class A4, 1.55%, 9/15/53	1,325,000	1,095,674
Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,077,169
Series 2020-B21, Class A4, 1.70%, 12/17/53	800,000	661,249
Series 2020-IG3, Class A2, 2.48%, 9/15/48 (a)	1,379,711	1,342,895
Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	483,590
Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	498,855
Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,026,742
Series 2021-B25, Class A4, 2.27%, 4/15/54	800,000	654,824
Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,454,065
Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	989,134
Series 2023-V4, Class A3, 6.84%, 11/15/56 (d)	1,700,000	1,784,014
Series 2024-V7, Class A3, 6.23%, 5/15/56 (d)	2,100,000	2,168,533
BFLD Trust, Series 2024-WRHS, Class A, 0.00% (1 mo. Term SOFR + 1.49%), 8/15/26 (a)	1,000,000	997,493
BMO Mortgage Trust
Series 2022-C1, Class 360B, 4.07%, 2/17/55 (a)(d)	1,000,000	777,799
Series 2022-C3, Class A5, 5.31%, 9/15/54	1,000,000	998,411
Series 2023-5C1, Class A3, 6.53%, 8/15/56 (d)	1,650,000	1,709,116
Series 2023-5C2, Class A3, 7.30%, 11/15/56 (d)	2,100,000	2,235,129
BMP Multifamily, Series 2024-MF23, Class A, 6.70% (1 mo. Term SOFR + 1.37%), 6/15/41 (a)	1,330,000	1,320,856
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54 (a)(f)	972,659	974,399
BX Trust, Series 2022-AHP, Class C, 7.42% (1 mo. Term SOFR + 2.09%), 1/17/39 (a)	1,000,000	976,260
Cantor Commercial Real Estate Lending LP
Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	694,153
Series 2020-P1, Class A1, 2.84%, 4/15/25 (a)(d)	823,995	803,995
Capital Automotive REIT, Series 2022-1A, Class A1, 3.35%, 3/15/52 (a)	1,065,750	953,410
Century Plaza Towers
Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	485,000	415,471
See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Century Plaza Towers (continued)
Series 2019-CPT, Class E, 3.10%, 11/13/39 (a)(d)	$350,000	$250,173
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 7/15/60 (a)	350,786	327,737
Series 2022-1A, Class A1, 5.97%, 8/15/62 (a)	488,565	481,113
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A3, 3.37%, 10/10/47	11,338	11,318
Series 2016-GC37, Class A4, 3.31%, 4/10/49	3,000,000	2,880,911
Series 2016-P3, Class A3, 3.06%, 4/15/49	2,000,000	1,936,166
Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	108,324
Series 2018-C6, Class A3, 4.15%, 11/10/51	837,000	781,342
Series 2019-C7, Class A3, 2.86%, 12/15/72	380,000	338,499
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/49 (d)	500,000	415,400
Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	797,395
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 7/20/51 (a)	2,394,262	1,914,309
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.57%, 8/10/46 (a)(d)	500,000	408,569
Series 2022-HC, Class B, 3.17%, 1/10/39 (a)	1,000,000	894,515
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 6/10/37 (a)	1,000,000	1,009,790
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A1, 3.43%, 3/25/59 (a)(d)	116,309	115,813
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 7/12/40 (a)	1,000,000	1,035,378
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A3, 3.23%, 6/15/57	115,949	114,677
Series 2018-C14, Class A3, 4.15%, 11/15/51	665,234	633,108
Series 2021-C20, Class A2, 2.49%, 3/15/54	1,180,883	1,017,417
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 9/12/40 (a)	890,000	908,887
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 7.24% (30 day avg SOFR US + 1.90%), 12/25/41 (a)	400,000	404,753
Series 2022-R03, Class 1M2, 8.84% (30 day avg SOFR US + 3.50%), 3/25/42 (a)	445,000	468,391
Series 2022-R04, Class 1M2, 8.44% (30 day avg SOFR US + 3.10%), 3/25/42 (a)	315,000	328,111
Series 2022-R05, Class 2M2, 8.34% (30 day avg SOFR US + 3.00%), 4/25/42 (a)	120,000	124,241
Series 2022-R06, Class 1M2, 9.19% (30 day avg SOFR US + 3.85%), 5/25/42 (a)	625,000	662,463
Series 2022-R07, Class 1M2, 9.99% (30 day avg SOFR US + 4.65%), 6/25/42 (a)	505,000	547,294
Series 2022-R08, Class 1M2, 8.94% (30 day avg SOFR US + 3.60%), 7/25/42 (a)	160,000	169,463
Series 2022-R09, Class 2M2, 10.09% (30 day avg SOFR US + 4.75%), 9/25/42 (a)	230,000	250,951
Series 2023-R01, Class 1M2, 9.09% (30 day avg SOFR US + 3.75%), 12/25/42 (a)	1,260,000	1,349,712
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 9/25/31	565,739	499,463
Series 2022-HQA2, Class M1B, 9.34% (30 day avg SOFR US + 4.00%), 7/25/42 (a)	45,000	48,047
Series 2022-P013, Class A2, 2.85%, 2/25/32 (d)	1,000,000	848,377
Series 2024-P016, Class A2, 4.61%, 9/25/33 (d)	1,000,000	968,685
Series 406, Class PO, 0.00%, 10/25/53 (i)	435,133	344,683
Series 4748, Class Z, 4.00%, 11/15/47	110,191	100,389
Series 4776, Class WZ, 4.00%, 3/15/48	320,873	292,905
Series 4783, Class Z, 4.00%, 4/15/48	281,023	255,160
Series 4835, Class AS, 1.12% (-2 x 30 day avg SOFR US + 9.66%), 10/15/48 (j)	65,348	53,277
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/50 (j)(k)	888,969	24,265
Series 5160, Class ZG, 3.00%, 9/25/50	71,474	50,769
Series 5296, Class T, 5.00%, 11/25/52	911,482	886,840
Federal National Mortgage Association
Series 2017-51, Class CP, 3.00%, 2/25/47	273,625	246,882
Series 2018-M8, Class A2, 3.41%, 6/25/28 (d)	451,472	427,967
Series 2019-M21, Class 3A1, 2.10%, 6/25/34	202,385	191,063

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
Series 2020-24, Class SP, 0.60% (-1 x 30 day avg SOFR US + 5.94%), 4/25/50 (j)(k)	$235,793	$24,579
Series 2020-56, Class LI, 2.00%, 8/25/50 (k)	329,090	42,077
Series 2020-75, Class LI, 2.50%, 11/25/50 (k)	516,128	71,512
Series 2021-76, Class IY, 2.50%, 11/25/51 (k)	219,865	26,890
Series 2022-51, Class PS, 0.61% (-1 x 30 day avg SOFR US + 5.95%), 8/25/52 (j)(k)	591,279	48,950
Flagstar Mortgage Trust
Series 2021-4, Class A21, 2.50%, 6/1/51 (a)(d)	198,175	155,358
Series 2021-5INV, Class B4, 3.34%, 7/25/51 (a)(d)	187,667	143,374
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.99% (30 day avg SOFR US + 1.65%), 1/25/34 (a)	31,984	32,192
Series 2021-HQA2, Class M2, 7.39% (30 day avg SOFR US + 2.05%), 12/25/33 (a)	425,813	434,562
Series 2021-HQA3, Class M1, 6.19% (30 day avg SOFR US + 0.85%), 9/25/41 (a)	989,019	986,770
Series 2022-DNA1, Class M1A, 6.34% (30 day avg SOFR US + 1.00%), 1/25/42 (a)	251,746	251,704
Series 2022-DNA3, Class M1B, 8.24% (30 day avg SOFR US + 2.90%), 4/25/42 (a)	495,000	514,453
Series 2022-DNA4, Class M1B, 8.69% (30 day avg SOFR US + 3.35%), 5/25/42 (a)	735,000	771,634
Series 2022-DNA5, Class M1B, 9.84% (30 day avg SOFR US + 4.50%), 6/25/42 (a)	670,000	726,802
Series 2023-HQA1, Class M1B, 8.84% (30 day avg SOFR US + 3.50%), 5/25/43 (a)	263,000	278,906
Government National Mortgage Association
Series 2010-9, Class UI, 5.00%, 1/20/40 (k)	614,006	133,042
Series 2013-99, Class AX, 3.00%, 7/20/43 (f)	134,550	121,861
Series 2015-143, Class WA, 4.00%, 10/20/45	126,399	119,711
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 9/20/48 (j)(k)	250,751	4,558
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/48 (j)(k)	321,744	6,284
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/48 (j)(k)	1,924,549	43,256
Series 2018-155, Class PS, 0.00% (-1 x 1 mo. Term SOFR + 3.19%), 11/20/48 (j)(k)	575,030	6,879
Series 2018-76, Class IO, 4.00%, 6/20/46 (k)	29,377	3,542
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 7/20/49 (j)(k)	1,146,124	11,941
Series 2019-97, Class MS, 0.00% (-1 x 1 mo. Term SOFR + 2.97%), 8/20/49 (j)(k)	594,840	7,357
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 8/20/49 (j)(k)	502,508	7,780
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 1/20/50 (j)(k)	135,764	33
Series 2021-209, Class Z, 3.00%, 11/20/51	626,945	435,756
Series 2022-124, Class QZ, 4.00%, 7/20/52	129,545	102,241
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 7/20/52 (j)(k)	1,304,284	19,652
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 7/20/52 (j)(k)	502,607	8,472
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 8/20/52 (j)(k)	514,702	7,797
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 3/20/52 (j)(k)	351,124	5,854
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 3/20/52 (j)(k)	1,058,296	20,726
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 4/20/52 (j)(k)	347,882	6,610
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 4/20/52 (j)(k)	282,492	6,554
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 4/20/52 (j)(k)	928,078	16,959
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 4/20/52 (j)(k)	650,469	13,010
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 5/20/52 (j)(k)	218,557	3,767
Series 2023-111, Class ZA, 3.00%, 2/20/52	512,642	339,671
Series 2023-169, Class EO, 0.00%, 5/20/53 (i)	463,918	356,722
Series 2023-186, Class ZJ, 5.00%, 12/20/53	338,336	314,286
Series 2023-81, Class IO, 5.00%, 4/20/52 (k)	490,876	93,422
Series 2024-23, Class ID, 5.00%, 3/20/40 (k)	415,225	83,918
Series 2024-69, Class AZ, 2.50%, 4/20/54	326,356	224,611
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/48	979,605	952,598
Series 2016-GS4, Class C, 4.08%, 11/10/49 (d)	500,000	422,979
Series 2018-GS10, Class A3, 4.26%, 7/10/51 (d)	800,000	773,918
Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,022,000	929,548

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II (continued)
Series 2019-GC42, Class A3, 2.75%, 9/10/52	$1,230,000	$1,093,945
Series 2020-GC47, Class A4, 2.12%, 5/12/53	1,400,000	1,182,484
Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	907,539
Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,138,982
Series 2021-IP, Class B, 6.59% (1 mo. Term SOFR + 1.26%), 10/15/36 (a)	1,720,000	1,680,225
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 3/25/52 (a)(d)	188,059	147,193
Series 2021-PJ5, Class A4, 2.50%, 10/25/51 (a)(d)	318,597	249,953
Series 2021-PJ6, Class A4, 2.50%, 11/25/51 (a)(d)	228,211	179,407
Series 2021-PJ7, Class A4, 2.50%, 1/25/52 (a)(d)	369,454	289,631
Series 2021-PJ8, Class A4, 2.50%, 1/25/52 (a)(d)	255,526	200,395
Series 2022-PJ1, Class A8, 2.50%, 5/28/52 (a)(d)	128,119	109,457
Series 2022-PJ4, Class A36, 3.00%, 9/25/52 (a)(d)	86,856	71,039
Series 2022-PJ5, Class A36, 3.00%, 10/25/52 (a)(d)	253,050	206,651
Series 2022-PJ6, Class A4, 3.00%, 1/25/53 (a)(d)	1,126,923	930,152
Series 2023-PJ1, Class A24, 3.50%, 2/25/53 (a)(d)	298,258	254,044
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34 (a)(d)	900,000	736,714
INTOWN Mortgage Trust, Series 2022-STAY, Class C, 9.01% (1 mo. Term SOFR + 3.69%), 8/15/39 (a)	1,000,000	1,002,492
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,021,361
Series 2019-BKWD, Class A, 6.94% (1 mo. Term SOFR + 1.61%), 9/15/29 (a)	204,731	192,475
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 6.65%, 12/25/44 (a)(d)	44,555	42,930
Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(d)	6,138	5,346
Series 2017-5, Class A2, 5.52%, 10/26/48 (a)(d)	41,015	40,821
Series 2018-5, Class A13, 3.50%, 10/25/48 (a)(d)	29,816	25,799
Series 2018-7FRB, Class A2, 6.21% (1 mo. Term SOFR + 0.86%), 4/25/46 (a)	13,862	13,437
Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(d)	1,384	1,250
Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(d)	1,291	1,166
Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(d)	3,318	3,041
Series 2020-1, Class B2, 3.82%, 6/25/50 (a)(d)	31,703	27,334
Series 2021-10, Class A15, 2.50%, 12/25/51 (a)(d)	81,295	63,731
Series 2021-11, Class A15, 2.50%, 1/25/52 (a)(d)	169,262	132,692
Series 2021-14, Class A15, 2.50%, 5/25/52 (a)(d)	104,929	82,127
Series 2021-15, Class A15, 2.50%, 6/25/52 (a)(d)	727,561	569,459
Series 2021-4, Class B2, 2.88%, 8/25/51 (a)(d)	115,359	89,790
Series 2021-7, Class A15, 2.50%, 11/25/51 (a)(d)	149,608	117,284
Series 2021-8, Class A15, 2.50%, 12/25/51 (a)(d)	108,950	85,411
Series 2022-1, Class A2, 3.00%, 7/25/52 (a)(d)	358,715	296,977
Series 2022-2, Class A25, 3.00%, 8/25/52 (a)(d)	86,819	70,900
Series 2022-3, Class A25, 3.00%, 8/25/52 (a)(d)	378,602	309,182
Series 2022-4, Class A17A, 3.00%, 10/25/52 (a)(d)	262,283	214,191
Series 2022-6, Class A17A, 3.00%, 11/25/52 (a)(d)	219,421	179,462
Series 2022-7, Class 1A17, 3.00%, 12/25/52 (a)(d)	126,764	103,521
Series 2022-LTV1, Class A1, 3.25%, 7/25/52 (a)(d)	124,297	104,380
Series 2022-LTV2, Class A6, 3.50%, 9/25/52 (a)(d)	262,111	223,583
Series 2023-1, Class A15B, 5.50%, 6/25/53 (a)(d)	128,178	124,913
Series 2024-3, Class A9, 3.00%, 5/25/54 (a)(d)	985,696	804,911
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class D, 4.01%, 11/15/47 (a)(d)	470,000	348,832
Series 2014-C25, Class A4A1, 3.41%, 11/15/47	210,996	209,919

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2015-C30, Class A4, 3.55%, 7/15/48	$71,906	$70,449
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	642,472	640,744
Manhattan West, Series 2020-1MW, Class C, 2.41%, 9/10/39 (a)(d)	500,000	436,757
MCR Mortgage Trust, Series 2024-TWA, Class A, 5.92%, 6/12/39 (a)	1,000,000	998,185
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 7/15/50	163,962	161,209
Series 2016-C29, Class A3, 3.06%, 5/15/49	230,485	221,808
Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	326,689
Morgan Stanley Capital I, Inc.
Series 2018-H3, Class A3, 3.92%, 7/15/51	32,180	31,522
Series 2018-L1, Class A3, 4.14%, 10/15/51	2,500,000	2,389,511
Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	911,251
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 8/25/51 (a)(d)	140,712	110,311
Series 2021-6, Class A4, 2.50%, 9/25/51 (a)(d)	117,343	101,092
Series 2021-6, Class A9, 2.50%, 9/25/51 (a)(d)	132,008	103,487
Series 2023-1, Class A7, 4.00%, 2/25/53 (a)(d)	274,558	242,114
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	24,376	23,416
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.72% (1 mo. Term SOFR + 2.39%), 3/15/39 (a)	1,090,000	1,076,034
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 8.16% (1 mo. Term SOFR + 2.83%), 7/15/36 (a)	1,000,000	769,963
Series 2019-MILE, Class F, 9.66% (1 mo. Term SOFR + 4.33%), 7/15/36 (a)	750,000	494,249
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/61 (a)	1,730,000	1,490,956
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.21% (1 mo. Term SOFR + 0.86%), 1/25/48 (a)	32,205	31,362
Oak Street Real Estate Capital LLC, Series 2023-NLP, Class A, 6.30%, 3/15/40 (a)(d)	1,400,000	1,399,200
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	1,925,000	1,629,839
One Market Plaza Trust
Series 2017-1MKT, Class A, 3.61%, 2/10/32 (a)	730,448	653,189
Series 2017-1MKT, Class B, 3.85%, 2/10/32 (a)	1,000,000	864,287
Onslow Bay Mortgage Loan Trust
Series 2018-1, Class A2, 6.11% (1 mo. Term SOFR + 0.76%), 6/25/57 (a)	11,302	10,940
Series 2021-J2, Class A19, 2.50%, 7/25/51 (a)(d)	242,893	190,415
Series 2022-J2, Class A1, 3.50%, 8/25/52 (a)(d)	345,966	298,571
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 9/25/51 (a)(d)	300,832	235,445
Series 2021-5, Class B4, 2.92%, 11/25/51 (a)(d)	187,255	140,426
Series 2022-2, Class A22, 2.50%, 2/25/52 (a)(d)	382,089	299,059
Series 2022-3, Class A21, 3.00%, 5/25/52 (a)(d)	142,424	116,309
Series 2022-4, Class A22, 3.50%, 6/25/52 (a)(d)	219,217	186,709
Resimac MBS Trust, Series 2020-1A, Class A1A, 6.49% (1 mo. Term SOFR + 1.16%), 2/7/52 (a)	16,200	16,200
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 3/10/40 (a)	1,550,000	1,557,562
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 5/25/45 (a)(d)	8,778	7,760
Series 2020-1, Class B4, 3.85%, 2/25/50 (a)(d)	221,409	173,757
Series 2020-3, Class A19, 3.00%, 4/25/50 (a)(d)	46,419	38,333
Series 2021-4, Class A19, 2.50%, 6/25/51 (a)(d)	80,632	63,816
Series 2023-1, Class A19, 5.00%, 1/25/53 (a)(d)	199,736	187,299
Starwood Property Mortgage Trust, Series 2021-LIH, Class AS, 6.70% (1 mo. Term SOFR + 1.37%), 11/15/36 (a)	1,000,000	985,050

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	$993,214	$927,112
Series 2021-1A, Class A1, 2.12%, 6/20/51 (a)	1,132,750	987,644
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33 (a)(d)	1,000,000	1,031,905
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/50	1,047,682	977,326
Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	136,203
Series 2017-C7, Class A3, 3.42%, 12/15/50	218,587	207,200
Series 2018-C10, Class A3, 4.05%, 5/15/51	1,203,041	1,147,207
Series 2018-C11, Class A3, 4.31%, 6/15/51	385,076	375,716
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	41,197	38,663
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.84%, 3/10/46 (a)(d)	225,000	160,075
Verus Securitization Trust, Series 2019-4, Class M1, 3.21%, 11/25/59 (a)(d)	100,000	92,407
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, 6.13%, 3/15/40 (a)(d)	500,000	499,512
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	930,258	864,964
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 4/25/49 (a)(d)	6,893	6,357
Series 2021-2, Class A17, 2.50%, 6/25/51 (a)(d)	294,645	230,985
Series 2022-2, Class A18, 2.50%, 12/25/51 (a)(d)	92,419	72,336
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.14%, 5/15/45 (a)(d)	208,607	185,660
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $126,546,061)		121,195,843

MUNICIPAL BONDS - 1.4%

ALASKA - 0.1%
City of Port Lions, 7.50%, 10/1/52	1,510,000	1,571,975

ARIZONA - 0.1%
Arizona Industrial Development Authority, 3.25%, 7/1/31 (Obligor: KIPP NYC Public Charter Schools)	750,000	661,109

CALIFORNIA - 0.3%
Bay Area Toll Authority, 6.26%, 4/1/49	150,000	162,036
California Health Facilities Financing Authority, 4.35%, 6/1/41	250,000	223,382
City & County of San Francisco Community Facilities District No 2014-1, 3.48%, 9/1/50	1,000,000	708,229
City of Los Angeles
3.50%, 9/1/37	315,000	268,566
5.00%, 9/1/42	1,000,000	978,203
State of California, 7.35%, 11/1/39	275,000	316,003
Tuolumne Wind Project Authority, 6.92%, 1/1/34	1,000,000	1,083,024
Total California		3,739,443

CONNECTICUT - 0.1%
Connecticut Green Bank, 2.90%, 11/15/35 (Obligor: Connecticut Light & Power Co.)	1,000,000	836,777

DISTRICT OF COLUMBIA - 0.1%
District of Columbia, 3.85%, 2/28/25 (Obligor: Plenary Infrastructure DC)	1,750,000	1,728,025

FLORIDA - 0.1%
Florida Development Finance Corp., 8.25%, 7/1/57 (Obligor: Brightline FL Holdings)(a)(d)(l)	1,000,000	1,036,891

HAWAII - 0.1%
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 1/1/31	907,822	875,117

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
MUNIICIPAL BONDS (continued)

INDIANA - 0.0%(e)
City of Fort Wayne, 10.75%, 12/1/29 (Obligor: Do Good Foods Fort Wayne Obligated Group)	$234,358	$23
Indiana Finance Authority, 3.05%, 1/1/51 (Obligor: East End Crossing Partners)	215,000	156,147
Total Indiana		156,170

MARYLAND - 0.1%
Maryland Economic Development Corp., 5.94%, 5/31/57 (Obligor: University of Maryland)	1,000,000	1,006,863

MICHIGAN - 0.0%(e)
City of Detroit, 2.51%, 4/1/25	650,000	633,549

MINNESOTA - 0.0%(e)
University of Minnesota, 4.05%, 4/1/52	380,000	324,877

NEW HAMPSHIRE - 0.1%
New Hampshire Business Finance Authority, 5.54%, 2/1/29 (Obligor: Hanwha Q Cells USA, Inc.)(a)(d)	1,000,000	1,000,000

NEW JERSEY - 0.1%
Morris County Improvement Authority, 1.05%, 6/15/26	200,000	185,437
New Jersey Economic Development Authority, 4.93%, 3/1/25	750,000	746,611
New Jersey Turnpike Authority, 7.41%, 1/1/40	300,000	351,975
Total New Jersey		1,284,023

NEW YORK - 0.2%
Freddie Mac Multifamily ML Certificates, 1.51%, 9/25/37	9,865,000	1,023,387
Freddie Mac Multifamily Variable Rate Certificate
3.15%, 10/15/36	984,430	855,928
4.05%, 8/25/38	986,718	897,092
Metropolitan Transportation Authority, 5.18%, 11/15/49	75,000	67,648
Total New York		2,844,055

PENNSYLVANIA - 0.0%(e)
Philadelphia Energy Authority (The), 5.39%, 11/1/25	500,000	500,073

SOUTH DAKOTA - 0.0%(e)
South Dakota Housing Development Authority, 5.46%, 5/1/53	285,000	284,385

VIRGINIA - 0.0%(e)
Fairfax County Economic Development Authority, 5.59%, 10/1/24	500,000	500,229
TOTAL MUNICIPAL BONDS (Cost: $19,682,334)		18,983,561

FOREIGN GOVERNMENT AGENCIES - 1.3%

CANADA - 0.6%
Export Development Canada
3.38%, 8/26/25	1,000,000	980,643
3.88%, 2/14/28	1,800,000	1,758,471
4.75%, 6/5/34	1,000,000	1,019,591
Hydro-Quebec, 8.05%, 7/7/24	1,000,000	1,000,289
Province of British Columbia Canada, 4.20%, 7/6/33	251,000	240,540
Province of Ontario Canada, 5.05%, 4/24/34	1,000,000	1,020,683

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES (continued)

CANADA (continued)
Province of Quebec Canada
2.75%, 4/12/27	$1,000,000	$948,766
1.90%, 4/21/31	1,000,000	839,301
4.50%, 9/8/33	1,000,000	980,435
Total Canada		8,788,719

FRANCE - 0.1%
Caisse d'Amortissement de la Dette Sociale, 4.88%, 9/19/26 (a)	1,000,000	1,000,804

GERMANY - 0.1%
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	808,026

ITALY - 0.0%(e)
Cassa Depositi e Prestiti SpA, 5.88%, 4/30/29 (a)	400,000	406,032

JAPAN - 0.1%
Development Bank of Japan, Inc., 1.75%, 2/18/25 (a)	226,000	220,837
Japan Bank for International Cooperation, 4.38%, 10/5/27	1,000,000	987,303
Total Japan		1,208,140

NETHERLANDS - 0.2%
BNG Bank NV, 3.50%, 5/19/28 (a)	1,000,000	960,559
Nederlandse Waterschapsbank NV
4.00%, 6/1/28 (a)	1,500,000	1,466,524
4.38%, 2/28/29 (a)	1,000,000	992,900
Total Netherlands		3,419,983

NORWAY - 0.1%
Kommunalbanken AS, 2.13%, 2/11/25 (a)	500,000	490,010

SAUDI ARABIA - 0.1%
Arab Petroleum Investments Corp., 5.43%, 5/2/29 (a)	1,000,000	1,018,950

SOUTH KOREA - 0.0%(e)
Korea National Oil Corp.
4.75%, 4/3/26 (a)	200,000	198,212
4.88%, 4/3/28 (a)	205,000	203,693
Total South Korea		401,905
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $18,010,022)		17,542,569

SUPRANATIONAL BONDS - 1.2%
African Development Bank, 4.13%, 2/25/27	1,000,000	986,098
Arab Petroleum Investments Corp., 1.48%, 10/6/26 (a)	1,200,000	1,105,051
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,421,385
Asian Infrastructure Investment Bank (The), 4.88%, 9/14/26	1,000,000	1,001,814
Central American Bank for Economic Integration, 5.00%, 2/9/26 (a)	500,000	496,858
Corp. Andina de Fomento, 5.00%, 1/24/29	395,000	393,886
Council Of Europe Development Bank, 3.00%, 6/16/25	1,000,000	979,222
European Investment Bank
2.38%, 5/24/27	1,000,000	940,214
0.63%, 10/21/27	700,000	615,913

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
SUPRANATIONAL BONDS (continued)
European Investment Bank (continued)
3.25%, 11/15/27	$1,110,000	$1,064,545
0.75%, 9/23/30	1,000,000	802,340
Inter-American Development Bank, 1.13%, 7/20/28	369,000	323,129
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	978,523
International Bank for Reconstruction & Development
3.13%, 11/20/25	115,000	112,123
0.00%, 3/31/27 (h)	1,000,000	874,746
0.75%, 11/24/27	322,000	283,551
0.00%, 3/31/28 (h)	1,000,000	965,073
International Finance Facility for Immunisation Co., 1.00%, 4/21/26	1,000,000	931,093
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	804,018
OPEC Fund for International Development (The), 4.50%, 1/26/26 (a)	1,000,000	986,767
TOTAL SUPRANATIONAL BONDS (Cost: $16,903,006)		16,066,349

FOREIGN GOVERNMENT OBLIGATIONS – 0.5%

BERMUDA - 0.0%(e)
Bermuda Government International Bond, 2.38%, 8/20/30 (a)	200,000	167,960

BRAZIL - 0.1%
Brazilian Government International Bond, 6.13%, 1/22/32	1,000,000	986,250

CANADA - 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,079,681

COLOMBIA - 0.1%
Colombia Government International Bond, 8.75%, 11/14/53	1,000,000	1,050,365

INDONESIA - 0.0%(e)
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	264,554

ITALY - 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	742,960

MEXICO - 0.0%(e)
Mexico Government International Bond
6.00%, 5/7/36	461,000	448,821
4.28%, 8/14/41	260,000	201,246
Total Mexico		650,067

PANAMA - 0.0%(e)
Panama Government International Bond
3.75%, 3/16/25	420,000	412,731
6.70%, 1/26/36	100,000	96,913
Total Panama		509,644

PERU - 0.0%(e)
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	91,865

ROMANIA - 0.0%(e)
Romanian Government International Bond, 6.00%, 5/25/34 (a)	60,000	58,800

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)

SERBIA - 0.1%
Serbia International Bond
2.13%, 12/1/30 (a)	$370,000	$295,290
6.00%, 6/12/34 (a)	1,170,000	1,151,790
Total Serbia		1,450,080
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $7,355,319)		7,049,226

BANK LOANS - 0.1%
INDUSTRIAL - 0.1%
LTR Intermediate Holdings, Inc., 9.94% (1 mo. Term SOFR + 4.50%), 5/8/28	977,405	958,874

UTILITIES - 0.0%(e)
Constellation Renewables LLC, Senior Secured First Lien, 8.11% (3 mo. SOFR US + 2.50%), 12/15/27	840,195	840,892
TOTAL BANK LOANS (Cost: $1,808,393)		1,799,766

	Shares
PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Gladstone Investment Corp. 4.88%, 11/1/28 (Cost: $1,830,000)	73,200	1,666,032

COMMON STOCKS - 0.0%(e)
DIVERSIFIED FINANCIAL SERVICES - 0.0%(e)
Bruin Blocker LLC (m) (Cost: $3,930)	4,367	0

EXCHANGE TRADED FUNDS - 16.3%
iShares 10-20 Year Treasury Bond ETF	169,777	17,436,098
iShares Core U.S. Aggregate Bond ETF	2,119,067	205,697,834
TOTAL EXCHANGE TRADED FUNDS (Cost: $221,678,404)		223,133,932

MUTUAL FUNDS - 6.1%
BrandywineGLOBAL High Yield Fund - Class IS	3,579,219	36,293,276
MainStay MacKay High Yield Corporate Bond Fund - Class R6	9,246,192	47,525,429
TOTAL MUTUAL FUNDS (Cost: $83,509,718)		83,818,705

SHORT-TERM INVESTMENTS - 1.2%
BlackRock Liquidity FedFund – Institutional Class, 5.21% (n) (Cost: $15,802,778)	15,802,778	15,802,778

TOTAL INVESTMENTS - 99.9% (Cost: $1,418,176,784)		1,369,943,033
OTHER ASSETS AND LIABILITIES, NET - 0.1%		1,601,800
NET ASSETS - 100.0%		$1,371,544,833

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors or in a public offering registered under the Securities Act of 1933. As of June 30, 2024, the value of these securities total $304,461,106 or 22.2% of the Fund’s net assets.

(b)	Security is currently in default.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (continued)
June 30, 2024

(e)	Amount is less than 0.05% of net assets.
(f)	Step bond – Coupon rate increases or decreases in increments to maturity. Rate shown as of June 30, 2024. Maturity date shown is the final maturity.
(h)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(i)	Principal only security.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Interest only security.
(l)	Security subject to the Alternative Minimum Tax ("AMT"). As of June 30, 2024, the total value of securities subject to the AMT was $1,036,891 or 0.1% of net assets.
(m)	Non-income producing security.
(n) ASA CLO CMT LIBOR REIT SOFR STRIP TBA
The rate shown is the annualized seven-day yield at June 30, 2024.
Advanced Subscription Agreement
Collateralized Loan Obligation
Constant Maturity Treasury Rate
London Interbank Offered Rate
Real Estate Investment Trust
Secured Overnight Financing Rate
Separate Trading of Registered Interest and Principal
To Be Announced

Future contracts open at June 30, 2024:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 4.5%
U.S. Treasury Ultra 10 Year Notes	Long	19,000	9/19/24	$2,157,094	$(5,020)
U.S. Treasury 10 Year Notes	Long	88,000	9/19/24	9,678,625	45,431
U.S. Treasury 2 Year Notes	Long	154,000	9/30/24	31,449,687	76,285
U.S. Treasury 5 Year Notes	Long	106,000	9/30/24	11,297,281	49,553
U.S. Treasury Ultra Bonds	Long	61,000	9/19/24	7,645,969	72,135
Total				$62,228,656	$238,384
					–
CONTRACTS SOLD - (0.5)%
U.S. Treasury Bonds	Short	(55,000)	9/19/24	$(6,507,187)	$(56,267)
				$(6,507,187)	$(56,267)
	Total Unrealized Appreciation (Depreciation)				$182,117

Swap contracts open at June 30, 2024:

Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received (Paid) by the Fund	Credit Spread at June 30, 2024	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation (Depreciation)
CDX.NA.HY.42.V1	(5.000)%	342.45%	6/20/29	$ 5,370	$ 337,416	$ 360,286	$ (22,870)

Centrally Cleared Interest Rate Swap Agreements
Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation (Depreciation)
4.699%	12M SOFR	9/25/26	$ 515	$ (2,013)	$ 71	$ (2,084)

See Notes to Schedule of Investments.

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments (unaudited) (concluded)
June 30, 2024

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$344,698,935	$–	$344,698,935
U.S. Government Agencies	–	228,640,332	–	228,640,332
Asset-Backed Securities	–	151,134,607	–	151,134,607
U.S. Government Obligations	–	138,410,398	–	138,410,398
Commercial Mortgage-Backed Securities	–	121,195,843	–	121,195,843
Municipal Bonds	–	18,983,561	–	18,983,561
Foreign Government Agencies	–	17,542,569	–	17,542,569
Supranational Bonds	–	16,066,349	–	16,066,349
Foreign Government Obligations	–	7,049,226	–	7,049,226
Bank Loans	–	1,799,766	–	1,799,766
Exchange Traded Funds	223,133,932	–	–	223,133,932
Mutual Funds	83,818,705	–	–	83,818,705
Preferred Stocks	1,666,032	–	–	1,666,032
Common Stocks	–	–	–	–
Money Market Funds	15,802,778	–	–	15,802,778
Total Investments*	$324,421,447	$1,045,521,586	$–	$1,369,943,033

Other Financial Instruments**:
Futures Contracts	$238,384	$–	$–	$238,384
Total - Other Financial Instruments	$238,384	$–	$–	$238,384

Liabilities:
Other Financial Instruments**:
Futures Contracts	$(56,267)	$–	$–	$(56,267)
Interest Rate Swap Agreements	–	(2,084)	–	(2,084)
Credit Default Swap Agreements	–	(22,870)	–	(22,870)
Total - Other Financial Instruments	$(56,267)	$(24,954)	$–	$(81,221)

* See Schedule of Investments for additional detailed categorizations.
** Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument.
See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust
Notes to Schedule of Investments
June 30, 2024 (unaudited)

Organization

PFM Multi-Manager Series Trust (Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (1940 Act), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (Domestic Equity Fund), PFM Multi-Manager International Equity Fund (International Equity Fund) and PFM Multi-Manager Fixed-Income Fund (Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2024, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Securities traded primarily in non-U.S. markets which are fair valued are generally categorized as Level 2 in the hierarchy.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Adviser, PFM Asset Management LLC (PFMAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Adviser’s valuation policies and procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts

The Funds use forward foreign currency exchange contracts to a limited extent with the objective of hedging against adverse movements in the foreign currencies in which portfolio securities are denominated. Forward foreign currency exchange contracts are marked-to-market daily using third-party pricing vendors who utilize matrix pricing which considers the terms of the contract, including notional amount and contract maturity, and other inputs including currency exchange rates, or counterparty-supplied prices. When independent prices are unavailable or unreliable, forward foreign currency exchange contracts may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party vendors. Changes in value, if any, are recorded as unrealized appreciation or depreciation until the contract is exercised or expires. A Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Foreign currency exchange contracts are generally categorized as Level 2 in the hierarchy.

Swap Contracts

Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.